As filed with the Securities and Exchange Commission on December 21, 1999
                                                Securities Act File No. 33-56094
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]


                          Pre-Effective Amendment No. __

                         Post-Effective Amendment No. __

                              PILGRIM MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

             40 North Central Avenue, Suite 1200, Phoenix, AZ 85004
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)

                             James M. Hennessy, Esq.
                            Pilgrim Investments, Inc.
                       40 North Central Avenue, Suite 1200
                                Phoenix, AZ 85004
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------
    It is proposed that this filing will become effective on January 20, 2000 pursuant to Rule 488 under the Securities Act of 1933.
--------------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

================================================================================

                          Pilgrim Income & Growth Fund
                                       and
                    Pilgrim Balance Sheet Opportunities Fund
                       40 North Central Avenue, Suite 1200
                             Phoenix, Arizona 85004
                                 (800) 992-0180

                                                                February 8, 2000

Dear Shareholder:

     Your Board of Trustees has called a Special Meeting of Shareholders of the Pilgrim Income & Growth Fund (formerly Northstar Income and Growth Fund) and the Pilgrim Balance Sheet Opportunities Fund (formerly Northstar Balance Sheet Opportunities Fund) to be held at 9:00 a.m., local time, on March 24, 2000 at 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004.

     The Board of Trustees has approved a reorganization of each of these Funds into the Pilgrim Balanced Fund, which is managed by Pilgrim Investments, Inc. and is part of the Pilgrim group of funds (the "Reorganization"). The Balanced Fund has investment objectives and policies that are similar in many respects to those of Pilgrim Income & Growth Fund and Pilgrim Balance Sheet Opportunities Fund, and the reorganizations are expected to result in operating expenses that are lower for shareholders.

     You are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the policies and expenses of each of the funds for your evaluation.

     After careful consideration, the Board of Trustees of the Pilgrim Income & Growth Fund (a series of Pilgrim Mayflower Trust) and the Pilgrim Balance Sheet Opportunities Fund each unanimously approved this proposal and recommended shareholders vote "FOR" the proposal.

     A Proxy Statement/Prospectus that describes the reorganizations is enclosed. We hope that you can attend the applicable Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy in the envelope provided at your earliest convenience.

     YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN MARCH 23, 2000.

     The Funds are using Shareholder Communications Corporation, a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the meeting approaches, if we have not already heard from you, you may receive a telephone call from Shareholder Communications Corporation reminding you to exercise your right to vote.

     We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                                  Sincerely,


                                                  Robert W. Stallings
                                                  President

                          Pilgrim Income & Growth Fund
                                       and
                    Pilgrim Balance Sheet Opportunities Fund
                       40 North Central Avenue, Suite 1200
                             Phoenix, Arizona 85004
                                 (800) 992-0180

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                          PILGRIM INCOME & GROWTH FUND
                  AND PILGRIM BALANCE SHEET OPPORTUNITIES FUND
                          TO BE HELD ON MARCH 24, 2000

To the Shareholders:

     A Special Meeting of Shareholders of the Pilgrim Income & Growth Fund and the Pilgrim Balance Sheet Opportunities Fund (formerly, Northstar Income & Growth Fund and Northstar Balance Sheet Opportunities Fund, respectively) will be held on March 24, 2000 at 9:00 a.m., local time, at 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004.

     The purposes of the Special Meeting of Pilgrim Income & Growth Fund are as follows:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Pilgrim Income & Growth Fund by Pilgrim Balanced Fund; and

2. To transact such other business as may properly come before the Special Meeting of Shareholders or any adjournments thereof.

     The  purposes  of  the  Special   Meeting  of  the  Pilgrim  Balance  Sheet
Opportunities Fund are as follows:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Pilgrim Balance Sheet Opportunities Fund by Pilgrim Balanced Fund; and

2. To transact such other business as may properly come before the Special Meeting of Shareholders.

     Shareholders of record at the close of business on January 24, 2000 are entitled to notice of, and to vote at, the meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. If you are present at the meeting, you may change your vote, if desired, at that time.

                                       By Order of the Boards of Trustees


                                       James M. Hennessy,
                                       Secretary

February 8, 2000

                                TABLE OF CONTENTS


INTRODUCTION...............................................................    1

SUMMARY ...................................................................    3

INVESTMENT OBJECTIVES AND POLICIES.........................................    7

  Comparison of Objectives and Primary Investment Strategies...............    7
  Comparison of Portfolio Characteristics..................................   10
  Relative Performance.....................................................   11
  Comparison of Risks of Investing in the Funds............................   11
  Comparison of Securities and Investment Techniques.......................   13

COMPARISON OF FEES AND EXPENSES............................................   17

         Operating Expenses................................................   17
         Expense Limitation Arrangements...................................   20
         Transaction Fees On New Investments...............................   21

ADDITIONAL INFORMATION ABOUT BALANCED FUND.................................   23

INFORMATION ABOUT THE REORGANIZATION.......................................   25

ADDITIONAL INFORMATION ABOUT THE FUNDS.....................................   28

GENERAL INFORMATION........................................................   29

APPENDIX A.................................................................  A-1

APPENDIX B.................................................................  B-1

APPENDIX C.................................................................  C-1

APPENDIX D.................................................................  D-1

APPENDIX E.................................................................  E-1

                           PROXY STATEMENT/PROSPECTUS
                  SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON

                                 MARCH 24, 2000

                          PILGRIM INCOME & GROWTH FUND
 (formerly Northstar Income & Growth Fund; a series of Pilgrim Mayflower Trust)

                                     and the

                    PILGRIM BALANCE SHEET OPPORTUNITIES FUND
              (formerly Northstar Balance Sheet Opportunities Fund)

                       relating to the reorganization into

                              PILGRIM BALANCED FUND
                       (a series of Pilgrim Mutual Funds)

                           (COLLECTIVELY, THE "FUNDS")

                                  INTRODUCTION

     This Proxy Statement/Prospectus provides you with information about two proposed transactions. These transactions involve the transfer of all the assets and liabilities of Pilgrim Income & Growth Fund (formerly Northstar Income & Growth Fund) ("Income & Growth Fund") and Pilgrim Balance Sheet Opportunities Fund (formerly Northstar Balance Sheet Opportunities Fund) ("Balance Sheet Opportunities Fund") (collectively, the "Target Funds") to Pilgrim Balanced Fund ("Balanced Fund") in exchange for shares of Balanced Fund (the "Reorganization"). Each Target Fund would then distribute to its shareholders their portion of the shares of Balanced Fund it received in the Reorganization. The result would be a liquidation of each of the Target Funds. You would receive shares of Balanced Fund having an aggregate value equal to the aggregate value of the shares you held of Income & Growth Fund and/or Balance Sheet Opportunities Fund, as applicable, as of the close of business on the business day before the closing of the Reorganization. You are being asked to vote on the Agreement and Plan of Reorganizations through which these transactions would be accomplished.

     Because you, as a shareholder of one or both of the Target Funds, are being asked to approve a transaction that will result in your holding of shares of Balanced Fund, this Proxy Statement also serves as a Prospectus for Balanced Fund.

     This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Balanced Fund that you should know before investing. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each of the Funds, see the Prospectus (the "Pilgrim Prospectus") and the Statement of Additional Information for Pilgrim group of funds dated January 4, 2000, each of which may be obtained, without charge, by calling (800) 992-0180. Each of the Funds also provides periodic reports to its shareholders which highlight certain important information about the Funds, including investment results and financial information. The annual report for Balanced Fund dated June 30, 1999 is included herewith and is incorporated herein by reference. You may receive a copy of the most recent annual report for any of the Funds and a copy of any more recent semi-annual report, without charge, by calling (800) 992-0180.

     You may also obtain proxy materials, reports and other information filed by Pilgrim Balanced Fund from the SEC's Public Reference Room (1-800-SEC-0330) or from the SEC's internet website at www.sec.gov.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

     You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Pilgrim Prospectus, and the Agreement and Plan of Reorganization, which is attached hereto as Appendix A.

     THE PROPOSED REORGANIZATION. On November 16, 1999, the Board of Trustees of Pilgrim Mayflower Trust ("Pilgrim Mayflower Trust"), on behalf of the Income & Growth Fund, and Balance Sheet Opportunities Fund each approved an Agreement and Plan of Reorganization (each a "Reorganization Agreement," collectively, the "Reorganization Agreements"). Subject to shareholder approval, each Reorganization Agreement provides for:

     * the transfer of all of the assets of the Target Fund to Balanced Fund, in exchange for shares of Balanced Fund;

     * the assumption by Balanced Fund of all of the liabilities of the Target Fund;

     * the distribution of the Balanced Fund shares to the shareholders of the Target Fund; and

     *    the complete liquidation of the Target Fund (the "Reorganization").

     The Reorganization is expected to be effective upon the opening of business on March 27, 2000, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization, each shareholder of Class A, Class B and Class C Shares of the Target Funds, as well as Class T shares of Balance Sheet Opportunities Fund, would become a shareholder of the same Class of Balanced Fund. Each shareholder would hold, immediately after the Closing, shares of each Class of Balanced Fund having an aggregate value equal to the aggregate value of the shares of that same Class of Income & Growth Fund and/or Balance Sheet Opportunities Fund, as applicable, held by that shareholder as of the close of business on the business day preceding the Closing.

     The Reorganization is intended to eliminate duplication of costs and other inefficiencies arising from having three substantially similar mutual funds within the same group of funds. Shareholders in the Target Funds (as well as those in Balanced Fund) are expected to benefit from the elimination of this duplication and from the larger asset base that will result from the Reorganization.

     Approval of the Reorganization Agreement by each of the Target Funds requires the affirmative vote of a majority of the outstanding shares of the pertinent fund. In the event that the shareholders of only one of the Target Funds approve the Reorganization Agreement that they are considering, that particular Fund whose shareholders approved the Reorganization Agreement would be reorganized into Balanced Fund. A Fund not approving the Reorganization Agreement that they are considering would continue to operate as a separate entity.

     AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF THE PILGRIM MAYFLOWER TRUST, ON BEHALF OF THE INCOME & GROWTH FUND, AND THE BALANCE SHEET OPPORTUNITIES FUND EACH UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARDS RECOMMEND THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

     In considering whether to approve the Reorganization, you should note that:

     * The Funds have substantially similar investment objectives. Balanced Fund and Income & Growth Fund seek current income balanced with capital appreciation. Balance Sheet Opportunities Fund seeks income, with a secondary objective of capital appreciation. Each of the Funds combines the use of debt and equity investing to seek its objectives. However, the strategies by which each Fund seeks to achieve its objectives differ in some respects. A more complete discussion of the differences in the investment strategies of each Fund is contained in the section of the Proxy Statement/Prospectus entitled "Investment Objectives and Policies."

     * The proposed Reorganization offers actual or potential reductions in total operating expenses for shareholders of the Target Funds. This chart compares the current operating expenses, management fees, and distribution and shareholder service fees of the Funds.

                                  Operating           Management           Distribution and
                                 Expenses(2)            Fees(3)           Shareholders Fees(3)
                       ----------------------------   -----------   ----------------------------
Class of Shares          A       B       C       T    All Classes     A       B       C       T
------------------------------------------------------------------------------------------------
Balanced Fund (1)      1.35%   2.00%   2.00%    N/A      0.75%      0.35%   1.00%   1.00%    N/A

Income & Growth Fund   1.40%   2.12%   2.09%    N/A      0.75%(4)   0.30%   1.00%   1.00%    N/A

Balance Sheet
Opportunities Fund     1.52%   2.24%   2.22%   1.94%     0.65%      0.30%   1.00%   1.00%   0.75%

----------
(1) Pilgrim Investments, Inc. limits the expenses of the Balanced Fund pursuant to the terms of an Expense Limitation Agreement. See "Comparison of Fees and Expenses - Expense Limitation Arrangements" for more information.
(2) Operating Expenses are expressed as a ratio of expenses to average daily net assets ("expense ratio"), and reflect ordinary operating expenses for the year ended June 30, 1999 (as adjusted for contractual changes).
(3)  Fees are expressed as an annual rate of average daily net assets.
(4) Income & Growth Fund's management fee is subject to a breakpoint fee structure, which is described below under the caption "Comparison of Fees and Expenses."

     Combining the Funds should lower expenses further because of economies of scale realized from a larger asset base. This chart shows an estimate of the likely expenses after the Reorganization.

                                  Operating           Management           Distribution and
                                 Expenses(2)            Fees(3)           Shareholders Fees(3)
                       ----------------------------   -----------   -----------------------------
Class of Shares          A       B       C       T    All Classes     A       B       C       T
-------------------------------------------------------------------------------------------------

Combined Funds
(pro forma)            1.32%   1.97%   1.97%   1.72%     0.75%      0.35%   1.00%   1.00%   0.75%

     * An expense limitation arrangement is in place for Balanced Fund, under which Pilgrim Investments limits the ordinary operating expenses borne by the Fund. Without this expense limitation arrangement, the expense ratio for each Class of Balanced Fund (as adjusted for contractual changes) would have been higher than the expense ratio for the same Class of the Target Funds. For the fiscal year ended June 30, 1999, for example, the expense ratio for Class A shares would have been 1.61% for Balanced Fund compared to 1.40% for Income & Growth Fund and 1.47% for Balance Sheet Opportunities Fund. This information and similar information for the other Classes is shown in the table under the caption "Annual Fund Operating Expenses." Pilgrim Investments has committed to maintain the current expense limitation arrangement for Balanced Fund through at least October 31, 2001.

     *    The current sales load structure for the Funds is identical.

     For further information on fees and expenses, see "Comparison of Fees and Expenses."

     * The Funds have affiliated management. Pilgrim Investments, Inc. ("Pilgrim Investments"), 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004, is the investment manager to Balanced Fund. Pilgrim Advisors, Inc. ("Pilgrim Advisors") (formally Northstar Investment Management Corporation), 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004, is the investment manager for Income & Growth Fund and Balance Sheet Opportunities Fund. Both are affiliated subsidiaries of the same holding company, ReliaStar Financial Corp. Because these firms share investment resources, the investment personnel who manage the Balanced and Balance Sheet Opportunities Funds are the same, although different portfolio managers manage the Income & Growth Fund.

     PURCHASE, REDEMPTION, AND EXCHANGE INFORMATION. The purchase, redemption and exchange provisions and privileges for the Target Funds and Balanced Fund are currently the same. Prior to November 1, 1999, there were some differences in these provisions, including differences in sales loads. As a result, the contingent deferred sales load structure of the Target Funds shares held by you prior to November 1, 1999 will apply to the Balanced Fund shares issued to you in the Reorganization. In addition, you will receive credit for the period that you held your Target Funds shares for purposes of calculating any contingent deferred sales charges and determining conversion rights with regard to Balanced Fund shares you acquire in the Reorganization. Similar to Class B shares of the Target Funds, Class B shares of Balanced Fund will convert to Class A eight years after their purchase date.

     Purchases of shares of Balanced Fund after the Reorganization will be subject to the sales load structure and conversion characteristics of Balanced Fund. For additional information on purchase, redemption and exchange procedures, see "Comparison of Fees and Expenses" and "Appendix B - Additional Information Regarding Balanced Fund."

     FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION. The Funds expect that the Reorganization will be considered a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). As such, you will not recognize gain or loss as a result of the Reorganization. See "Information About The Reorganization - Tax Considerations."

                       INVESTMENT OBJECTIVES AND POLICIES

COMPARISON OF OBJECTIVES AND PRIMARY INVESTMENT STRATEGIES

     The following chart compares the investment objectives of the Funds.

                                                              Balance Sheet
  Balanced Fund             Income & Growth Fund           Opportunities Fund
  -------------             --------------------           ------------------
Long-term capital       Current income and capital       Income with a secondary
appreciation and        appreciation.                    objective of capital
current income.                                          appreciation.

     The following chart and text compares and describes the types of primary investment strategies that may be that may be used by the Funds.


                                           Income &            Balance Sheet
                       Balanced Fund      Growth Fund       Opportunities Fund
                       -------------      -----------       ------------------
Debt Securities            X                   X                    X
Equity Securities          X                   X                    X
High Yield
  Debt Securities          X                                        X
Foreign Securities         X                                        X

GENERAL

Balanced Fund:
     * Primarily invests in a blend of equity and debt securities with an emphasis on overall total return.

Income & Growth Fund:
     * Primarily invests in dividend paying equity securities, convertible securities, and investment grade debt securities.

Balance Sheet Opportunities Fund:
     *    Primarily invests in domestic debt and equity securities.
     * Adviser reviews various factors relating to an issuer, especially its financial statements, to determine whether debt or equity securities offer the best potential to meet the Fund's investment objective.

DEBT SECURITIES

Balanced Fund:
     * Invests 40% to 60% (target is 50%) of its assets in debt securities of any maturity issued by corporations, other business entities, the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises.
     *    May invest up to 35% of its net assets in zero coupon securities.
     * May invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company advised by Pilgrim Investments.

Income & Growth Fund:
     * Invests at least 65% of its total assets in income-producing securities, which may include debt securities, convertible securities, preferred securities, and equity securities that normally pay dividends.

Balance Sheet Opportunities Fund:
     * Invests at least 51% of its total assets in income-producing securities, which may include debt securities, convertible securities, preferred securities, and equity securities that normally pay dividends.
     * May invest in pay-in-kind securities and discount obligations, including zero coupon securities.

EQUITY SECURITIES

Balanced Fund:
     * Remainder of its assets invested in equity securities of large companies (over $5 billion) that the adviser believes are leaders in their industries. Adviser emphasizes a value approach, and seeks securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. May invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

Income & Growth Fund:
     * Generally invests no more than 30% of its assets in convertible securities.
     *    Historically, has invested primarily in equity securities.

Balance Sheet Opportunities Fund:
     * May invest in common stocks, preferred stocks, convertible securities and warrants, and other stock purchase rights.

HIGH YIELD DEBT SECURITIES

Balanced Fund:
     * May invest up to 35% of its net assets in high yield debt securities (junk bonds) rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which it may invest.

Balance Sheet Opportunities Fund:
     * May invest up to 50% of its assets in debt securities rated as low as "B" by Moody's or S&P (junk bonds).

FOREIGN SECURITIES

Balanced Fund:
     *    May invest up to 20% of its total assets in foreign securities.

Balance Sheet Opportunities Fund:
     * May invest up to 20% of its net assets in foreign issuers, but only 10% of its net assets can be in securities that are not listed on a U.S. securities exchange.

     Following the Reorganization and in the ordinary course of business as a mutual fund, certain holdings of Income & Growth Fund and/or Balance Sheet Opportunities Fund that were transferred to Balanced Fund in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for Balanced Fund, and the realization of taxable gains or losses.

COMPARISON OF PORTFOLIO CHARACTERISTICS

     The following table compares certain characteristics of the portfolios of the Funds as of June 30, 1999:

                                                                 INCOME &                      BALANCE SHEET
                                  BALANCED FUND                 GROWTH FUND                  OPPORTUNITIES FUND
                                  -------------                 -----------                  ------------------
Net Assets                          38,296,244                  115,276,196                      43,634,265

Number of Holdings                     147                          88                               67

Average Credit Quality of Debt
  Securities                            A2                          A2                              Baa3

Ratio of net income to average
  net assets (for 12 months
  ending 06/30/99)                   1.75%                        1.40%                             3.11%

Portfolio Turnover Rate                63%                          73%                                4%

As a percentage of Net Assets:
   Equity Securities                   48%                          69%                               62%
   Foreign Securities                   0%                           2%                                0%
   Convertible Securities               0%                           0%                                3%
   Preferred Securities                 0%                           0%                                5%
   Mortgage-Related Securities          6%                           2%                                0%
   U.S. Government Securities          12%                           0%                                0%
   Domestic Corporate Bonds            14%                          23%                               10%
   Foreign Corporate Bonds              3%                           0%                                8%
   Convertible Corporate Bonds          0%                           0%                                6%
   Warrants                             0%                           0%                                1%
   Investment Trusts                    7%                           0%                                0%
   Short-term Investments              10%                           4%                                5%

Top 5 Industries         Investment Trust       7.7%    Financial                15.7%    Consumer Products   17.1%
(as a % of Net Assets)   Financial              7.1%    Consumer Products        12.4%    Broadcasting        13.9%
                         Communications         6.8%    Energy                   12.0%    Communications       8.8%
                         Treasury Notes         6.7%    Communications           10.6%    Entertainment        5.8%
                         Mortgage Backed        5.9%    Capital Goods             6.6%    Energy               5.5%

Top 10 Holdings
(as a % of Net Assets)   Pilgrim Prime                  Halliburton Co.           4.7%    EchoStar
                           Rate Trust           4.7%    Avon Products, Inc.       3.0%      Communications    10.5%
                         UST 5.75 8/03          3.0%    MCI Communications, Inc.  2.5%    Intracel Corp.       3.9%
                         FHLMC E74572           2.9%    First Union Corp.         2.3%    Comcast Corp.        3.7%
                         UST 5.50 8/28          2.4%    IES Utilities Inc.        2.3%    Clear Channel
                         Blackrock Strategic            International Business              Communications     3.7%
                           Term Trust           1.6%      Machines                2.2%    CBS Radio, Inc.      3.7%
                         FHLMC E00659           1.4%    Fleet Financial Group,            Paxson Communications
                         Blackrock 2001                   Inc.                    2.2%      Corp.              3.6%
                           Term Trust           1.4%    General Motors                    Star Choice
                         ICG Services           0.8%      Acceptance Corp.        2.1%      Communications     3.6%
                         Warner Lambert Co      0.8%    Delphi Automotive                 Time Warner, Inc.    3.4%
                         Hewlett Packard        0.8%      Systems Corp.           1.7%    Chancellor Media
                                                        Baker Hughes, Inc.        1.6%      Corp.              3.3%
                                                                                          Unisite, Inc.        3.2%

RELATIVE PERFORMANCE

     The following table shows, for each calendar year since 1994, the average annual total return for (a) Class A Shares of Balanced Fund, (b) Class A shares of each of the Target Funds, (c) the Lipper Balanced Fund Average and (d) a composite of securities indices. Performance of the Funds in the table does not reflect the deduction of sales loads. The "Composite Index" has an inherent performance advantage over the Funds, since it has no cash in its portfolio and it incurs no operating expenses. An investor cannot invest in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.

                                         BALANCE SHEET     LIPPER
CALENDAR YEAR BALANCED INCOME & OPPORTUNITIES BALANCED COMPOSITE PERIOD ENDED FUND(1) GROWTH FUND(2) FUND(3) FUND INDEX(4) INDEX(5)
------------   --------  --------------  -------------  -------------   --------
  12/31/94     (6.29)%      (3.56)%           --           (2.05)%       (0.59)%
  12/31/95     23.44%       21.33%            --           24.89%        30.16%
  12/31/96     16.39%       15.23%          10.54%         13.05%        14.90%
  12/31/97     20.50%       15.56%          24.31%         20.30%        23.90%
  12/31/98     23.34%        5.76%           5.19%         15.09%        20.90%
   9/30/99(6)   2.58%        1.15%           7.34%          1.77%         1.48%

----------
(1) Prior to May 24, 1999, a different adviser managed Balanced Fund and the Fund's policies targeted an allocation of 60% of net assets to equities rather than the current 50%.
(2)  Income & Growth Fund commenced operations on November 8, 1993.
(3)  Balance Sheet Opportunities Fund commenced operations on June 5, 1995.
(4) The Lipper Balanced Fund Index measures the performance of balanced funds (funds that seek income balanced with capital appreciation).
(5) The Composite Index consists of 60% S&P's 500 Composite Stock Price Index and 40% Lehman Brothers Government/Corporate Bond Index. The Composite Index has an inherent performance advantage over the Funds since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
(6)  Not annualized.

COMPARISON OF THE RISKS WITH INVESTING IN THE FUNDS

     Because the Funds share similar investment objectives and policies, many of the risks of investing in Balanced Fund are substantially similar to the risks of investing in the Target Funds. The principal risk of an investment in each of the Funds is fluctuation in the net asset value of the Fund's shares. Market conditions, financial conditions of issuers represented in the portfolio, investment policies, portfolio management, and other factors affect such fluctuations.

     The Target Funds and Balanced Fund are subject to risks associated with investing in debt and equity securities, including market risks, changes in interest rates, credit risks, prepayment risks, liquidity risks, price volatility risks, market trends risks, risk of investing in foreign securities, and risks of using derivatives, as described below.

* The value of each Fund's investments may fall as the prices of its investments go up or down. The equity portion of each Fund's portfolio is subject to market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Since the Balanced Fund normally has a somewhat smaller commitment to equities than the Income & Growth Fund and the Balance Sheet Opportunities Fund, it will have somewhat less exposure to the risks of the equities markets, and somewhat less potential for growth from equities.

* From time to time, the stock market may not favor the large company value securities in which each of the Funds may invest. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all. Each Fund is subject to this risk.

* With respect to the fixed income (debt) portion of each Fund's portfolio, the value of those investments may fall when interest rates rise. Each of the Funds may be particularly sensitive to changes in interest rates because they invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Each of the Funds may invest in zero coupon securities which are particularly sensitive to changes in interest rates. Since the Balanced Fund normally has a somewhat greater commitment to debt securities than the Income & Growth Fund and the Balance Sheet Opportunities Fund, it will have somewhat greater exposure to the risks of investing in debt securities, including changes in interest rates and credit risks, as described below.

* Each Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Generally, Balanced Fund and Balance Sheet Opportunities Fund normally are subject to more credit risk than other income funds, such as Income & Growth Fund, because they may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns. The debt portion of the Income & Growth Fund, on the other hand, normally is subject to less credit risk than other income funds that emphasize corporate bonds because its debt investments are principally in securities issued or guaranteed by the U.S. government, its agencies and governments sponsored enterprises, or other high quality money market instruments. Obligations of some U.S. government agencies, such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are not backed by the full faith and credit of the U.S. Government. Consequently, there are greater credit risks involved with investing in securities issued by those entities than in securities backed by the full faith and credit of the U.S. Government.

* Each of the Funds may invest in foreign securities (although this is not a principal strategy of the Income & Growth Fund) which may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

* The high yield securities in which Balanced Fund and Balance Sheet Opportunities Fund may invest may be less liquid than higher quality investments. These Funds could lose money if they cannot sell a security at the time and price that would be most beneficial to these Funds. Similarly, each of these Fund's investments in foreign securities could be less liquid than investments in U.S. securities.

* Each of the Funds may employ the use of derivative instruments. Derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of derivatives may reduce returns for the Funds.

COMPARISON OF SECURITIES AND INVESTMENT TECHNIQUES

     The following is a summary of the types of securities in which the Funds may invest and strategies the Funds may employ in pursuit of their investment objectives. As with any security, an investment in a Fund's shares involves certain risks, including loss of principal. The Funds are subject to varying degrees of financial, market and credit risk. An investment in any of the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

EQUITY SECURITIES

     Each of the Funds invests a portion of its assets in equity securities and securities with equity characteristics, such as common stocks, preferred stocks, convertible securities and warrants and other stock purchase rights. Balanced Fund's equity investments are normally in large companies that Pilgrim Investments believes are leaders in their industries. Pilgrim Investments considers a company to be a large company if it has market capitalization of over $5 billion. Balanced Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion. For Balanced Fund, Pilgrim Investments emphasizes a value approach, and seeks securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. Income & Growth Fund normally invests in equity securities of larger companies that have historically paid dividends.

HIGH YIELD SECURITIES

     Balanced Fund and Balance Sheet Opportunities Fund may invest in junk bonds, which are high yield/high risk debt securities that are rated below investment grade by a nationally recognized statistical rating organization or of comparable quality if not rated. Balanced Fund may invest up to 35% of its assets in junk bonds. There is no minimum credit quality for the junk bonds in which Balanced Fund may invest. Balance Sheet Opportunities Fund may hold up to 50% of its assets in junk bonds rated as low as B by Moody's or S&P. Income & Growth Fund does not invest in junk bonds as a principal investment strategy.

     Junk bonds generally provide greater income and increased opportunity for capital appreciation than higher quality debt securities, but they also typically entail greater potential credit risk and price volatility. Junk bonds are not considered to be investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of junk bonds tend to be more sensitive to adverse economic downturns or individual corporate developments than higher-rated investments. The market prices of junk bonds structured as zero-coupon or pay-in-kind securities may be affected to a greater extent by interest rate changes. Junk bonds are generally less liquid than higher grade bonds. Less liquidity could adversely affect the price at which a Fund could sell a junk bond, and could adversely affect the daily net asset value of the Fund's shares. At times of less liquidity, it may be more difficult to value junk bonds.

MORTGAGE-RELATED SECURITIES AND ASSET-BACKED SECURITIES

     Each of the Funds may invest in mortgage-related securities. Investments in mortgage-related securities involve certain risks. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline, and may decline more rapidly as the underlying mortgages are less likely to be prepaid; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The mortgage loans underlying a mortgage-backed security will be subject to normal principal amortization, and may be prepaid prior to maturity due to the sale of the underlying property, the refinancing of the loan, or foreclosure. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages may increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Further, during periods that interest rates are low, prepaid amounts would be reinvested in low yielding instruments.

     Balanced Fund also may invest in non-mortgage-related asset-backed securities which include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. Government and may or may not be secured. The credit characteristics of asset-backed securities differs in a number of respects from those of traditional debt securities. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.

FOREIGN SECURITIES

     Balanced Fund may invest up to 20% of its total assets in foreign securities. Income & Growth Fund and Balance Sheet Opportunities Fund may invest up to 20% of their net assets in foreign issuers, but only 10% of their net assets may be invested in foreign securities that are not listed on a U.S. securities exchange.

     There are risks in owning foreign securities, including: (i) fluctuations in currency exchange rates; (ii) devaluation of currencies; (iii) political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; (iv) reduced availability of public information concerning issuers; (v) accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to U.S. companies; and (vi) limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

ZERO COUPON SECURITIES

     Each of the Funds may invest in zero coupon securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, including zero coupon Treasury securities which consist of Treasury bills or stripped interest or principal components of U.S. Treasury bonds or notes. Balanced Fund's investments in these securities is limited to 35% of its net assets. Zero coupon securities are sold at (a usually substantial) discount from face value and redeemed at face value at their maturity date without interim cash payments of interest and principal. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have a similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

     The Funds may enter into reverse repurchase agreement transactions. Such transactions involve the sale of securities held by the particular Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. At the time a Fund enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund's total assets. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or a Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

     The Funds also may enter into dollar roll transactions, which involve the sale by the particular Fund with an agreement that the Fund will repurchase substantially similar securities at an agreed upon price and date. A dollar roll transaction, the mortgage securities that are repurchased may bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When the Funds enter into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. Balanced Fund will not enter into dollar-roll transactions if more than 15% of its net assets would be segregated to cover such contracts.

     Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for a Fund depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Fund's net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase a Fund's yield in the manner described above; however, such transactions also increase a Fund's risk to capital and may result in a loss of principal.

ILLIQUID SECURITIES

     Each of the Funds may invest up to 15% of their net assets in illiquid securities, but has no percentage limit on restricted securities that are liquid. Generally, a security is considered illiquid if it cannot be disposed of within seven days at approximately the value at which it is carried. Illiquidity might prevent the sale of the security at a time when the adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities.

USE OF DERIVATIVES

     Derivatives  are financial  instruments  whose  performance is derived,  at least in part, from the performance of an underlying asset or assets. Derivatives usually take the form of a contract to buy or sell an asset or commodity either now or in the future, but mortgage and other asset-backed securities (described above) may also be considered derivatives. Balanced Fund may use options, futures contracts and interest rate and currency swaps as hedging techniques. Income & Growth Fund and Balance Sheet Opportunities Fund may invest in exchange-traded or over-the-counter derivatives, including options, futures contracts, options on futures, and forward contracts for a variety of purposes.

     A risk of using financial futures contracts for hedging purposes is that the adviser might imperfectly judge the market's direction, so that the hedge might not correlate to the market's movements and may be ineffective. Furthermore, if a Fund buys a futures contract to gain exposure to securities, the Fund is exposed to the risk of change in the value of the underlying securities and the futures contract.

CORPORATE DEBT SECURITIES

     Each of the Funds may invest in corporate debt securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

FLOATING OR VARIABLE RATE INSTRUMENTS

     Each of the Fund may purchase floating or variable rate bonds, which normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.).

                         COMPARISON OF FEES AND EXPENSES

     The following describes and compares the fees and expenses that you may pay if you buy and hold shares of the Funds. It is expected that combining the Funds will allow the shareholders of the Funds to realize economies of scale. For further information on the fees and expenses of the Balanced Fund, see "Appendix B Additional Information Regarding Pilgrim Balanced Fund."

OPERATING EXPENSES

     The operating expenses of Balanced Fund, expressed as a ratio of expenses to average daily net assets ("expense ratio") (as adjusted for contractual changes), are lower than those of the Target Funds giving effect to the expense limitation agreement described below.

     * For the year ending June 30, 1999, the net expenses for Class A, Class B and Class C shares of Balanced Fund are 0.05%, 0.12% and 0.12% lower than those of the same classes of the Income & Growth Fund.

     * For the year ending June 30, 1999, the net expenses for Class A, Class B and Class C shares of Balanced Fund are 0.17%, 0.24% and 0.22% lower than those of the same classes of the Balance Sheet Opportunities Fund.

MANAGEMENT FEE

     The Income & Growth Fund and the Balanced Fund each have a management fee of 0.75%. Unlike the Balanced Fund, however, the Income & Growth Fund's management fee is subject to a breakpoint fee structure. The Income & Growth Fund's management fee of 0.75% is reduced on assets in excess of $250 million based on the following schedule:

                         0.75% on the first $250 million
                         0.70% on the next $250 million
                         0.65% on the next $250 million
                         0.60% on the next $250 million
                         0.55% on assets over $1 billion

The Balance Sheet Opportunities Fund's management fee is 0.65%.

DISTRIBUTION AND SERVICE FEES

     The distribution and service (12b-1) fees of the Target Funds are the same as those of the Balanced Fund, except that the 12b-1 fees for the Class A Shares of the Balanced Fund are 0.05% higher than those of the Target Funds.

     As mentioned above, an expense limitation arrangement is in place for Balanced Fund, under which Pilgrim Investments limits the ordinary operating expenses borne by that Fund. Without this expense limitation arrangement, the expense ratio for each Class of Balanced Fund (as adjusted for contractual changes) would have been higher than the expense ratio for the same Class of the Target Funds. For the year ended June 30, 1999, for example, the expense ratio for Class A shares would have been 1.61% for Balanced Fund compared to 1.45% for Income & Growth Fund and 1.52% for Balance Sheet Opportunities Fund. This information and similar information for the other Classes is shown in the table below entitled, "Annual Fund Operating Expenses." The current expense limitation agreement for the Balanced Fund provides that it will remain in effect through at least October 31, 2001.

     The current expenses of each Fund, and estimated PRO FORMA expenses giving effect to the proposed Reorganization are shown in the table below. Expenses for the Funds are annualized based upon the operating expenses incurred by the Class A, Class B, Class C and Class T Shares for the period ended June 30, 1999 (as adjusted for contractual changes). PRO FORMA fees show estimated fees of the Balanced Fund after giving effect to the proposed reorganization.

                         ANNUAL FUND OPERATING EXPENSES
                  (expenses that are deducted from Fund assets,
          shown as a ratio of expenses to average daily net assets)(1)

                                                Distribution
                                                     and
                                                 Shareholder
                                                  Servicing             Total Fund  Fee Waiver
                                    Management    (12b-1)      Other    Operating      by       Net Fund
                                       Fees        Fees(2)    Expenses   Expenses   Adviser(3)  Expenses
                                    ----------   -----------  --------   --------   ----------  --------
CLASS A
  Balanced Fund                        0.75%        0.35%      0.51%       1.61%     (0.26)%     1.35%
  Income & Growth Fund                 0.75%        0.30%      0.35%       1.40%        --         --
  Balance Sheet Opportunities Fund     0.65%        0.30%      0.57%       1.52%        --         --
  Pro Forma                            0.75%        0.35%      0.22%       1.32%        --       1.32%
CLASS B
  Balanced Fund                        0.75%        1.00%      0.51%       2.26%     (0.26)%     2.00%
  Income & Growth Fund                 0.75%        1.00%      0.37%       2.12%        --         --
  Balance Sheet Opportunities Fund     0.65%        1.00%      0.59%       2.24%        --         --
  Pro Forma                            0.75%        1.00%      0.22%       1.97%        --       1.97%
CLASS C
  Balanced Fund                        0.75%        1.00%      0.51%       2.26%     (0.26)%     2.00%
  Income & Growth Fund                 0.75%        1.00%      0.34%       2.09%        --         --
  Balance Sheet Opportunities Fund     0.65%        1.00%      0.57%       2.22%        --         --
  Pro Forma                            0.75%        1.00%      0.22%       1.97%        --       1.97%
CLASS T
  Balance Sheet Opportunities Fund
   (only)                              0.65%        0.75%      0.54%       1.94%        --         --
  Pro Forma                            0.75%        0.75%      0.22%       1.72%        --       1.72%

----------
(1) The Balanced Fund's fiscal year ends on June 30 while the Income & Growth Fund's fiscal year ends on October 31 and the Balance Sheet Opportunities Fund's fiscal year ends on December 31. To compare the expenses of the Funds, expenses are shown for each Fund and on a pro forma basis based upon expenses incurred by each Fund for the 12 months ended June 30, 1999, as adjusted for contractual changes.

(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc. (NASD).

(3) Pilgrim Investments has entered into an expense limitation agreement that limits expenses (excluding interest, taxes, brokerage and extraordinary expenses) for Balanced Fund to 1.35%, 2.00%, 2.00% and 1.75% for Class A, Class B, Class C and Class T shares, respectively, subject to possible later recoupment. Pilgrim Investments has agreed that the expense limitations shown in the table will apply to Balanced Fund until at least October 31, 2001.

EXAMPLE

     This example is intended to help you compare the cost of investing in the each of the Funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown; your actual costs may be higher or lower.

                      BALANCED FUND                  INCOME & GROWTH FUND

                          Class                              Class
             -------------------------------    -------------------------------
               A       B        C       T         A       B        C       T
             ------  ------   ------  ------    ------  ------   ------  ------
1 year       $  705  $  703   $  303    N/A     $  709  $  715   $  312    N/A
3 years       1,005     955      655    N/A        993     964      655    N/A
5 years       1,353   1,361    1,161    N/A      1,297   1,339    1,124    N/A
10 years      2,334   2,389*   2,554    N/A      2,158   2,268*   2,421    N/A

                      BALANCE SHEET                       PRO FORMA:
                   OPPORTUNITIES FUND                 THE FUNDS COMBINED**

                          Class                              Class
             -------------------------------    -------------------------------
               A       B        C       T         A       B        C       T
             ------  ------   ------  ------    ------  ------   ------  ------
1 year       $  721  $  727   $  325  $  597    $  702  $  700   $  300  $  575
3 years       1,028   1,000      694     809       969     918      618     742
5 years       1,356   1,400    1,190   1,047     1,257   1,262    1,062     933
10 years      2,283   2,394*   2,554   2,156*    2,074   2,128*   2,296   1,925*


You would pay the following expenses if you did not redeem your shares:


                      BALANCED FUND                  INCOME & GROWTH FUND

                          Class                              Class
             -------------------------------    -------------------------------
               A       B        C       T         A       B        C       T
             ------  ------   ------  ------    ------  ------   ------  ------
1 year       $  705  $  203   $  203    N/A     $  709  $  215   $  212    N/A
3 years       1,005     655      655    N/A        993     664      655    N/A
5 years       1,353   1,161    1,161    N/A      1,297   1,139    1,124    N/A
10 years      2,334   2,389*   2,554    N/A      2,158   2,268*   2,421    N/A

                     BALANCE SHEET                         PRO FORMA:
                   OPPORTUNITIES FUND                 THE FUNDS COMBINED**

                          Class                              Class
             -------------------------------    -------------------------------
               A       B        C       T         A       B        C       T
             ------  ------   ------  ------    ------  ------   ------  ------
1 year       $  721  $  227   $  225  $  197    $  702  $  200   $  200  $  175
3 years       1,028     700      694     609       969     618      618     542
5 years       1,356   1,200    1,190   1,047     1,257   1,062    1,062     933
10 years      2,283   2,394*   2,554   2,156*    2,074   2,128*   2,296   1,925*

----------
* The ten year calculations for Class B and Class T Shares assume conversions of the Class B and Class T Shares to Class A Shares at the end of the eighth year following the date of purchase.

**   Estimated.

EXPENSE LIMITATION ARRANGEMENTS

     Pilgrim Investments has entered into an expense limitation agreement with respect to Balanced Fund, pursuant to which Pilgrim Investments has agreed to waive or limit its fees and to assume other expenses through at least October 31, 2001 so that the total annual ordinary operating expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, expenses of any counsel or other persons or services retained by the Fund's trustees who are not "interested persons" of Pilgrim Investments) do not exceed 1.35%, 2.00%, 2.00% and 1.75% for Class A, B, C and T shares, respectively. Balanced Fund will in later years reimburse Pilgrim Investments for fees deferred or other expenses paid during the previous 36 months, but only if, after such reimbursement, the operating expenses for the Fund are less than the percentage limitation set forth above for any such year.

GENERAL INFORMATION

     Class A, Class B, Class C and Class T shares of the Balanced Fund issued to a shareholder in connection with the Reorganization will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding shares of the Income & Growth Fund or the Balance Sheet Opportunities Fund held by that shareholder immediately prior to the Reorganization.

     In addition, the period that the shareholder held shares of the Target Funds will be included in the holding period of the Balanced Fund shares for purposes of calculating any contingent deferred sales charge. Similarly, Class B and Class T shares of the Balanced Fund issued to a shareholder in connection with the Reorganization that were purchased prior to November 1, 1999, will convert to Class A shares eight years after the date that the corresponding Class B or Class T shares of the Target Funds were purchased by the shareholder. Purchases of shares of the Balanced Fund after the Reorganization will be subject to the sales load structure described in the table below for the Balanced Fund. This is the same sales load structure that is currently in effect for the Target Funds.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)

                                                 Class A   Class B    Class C    Class T
                                                 -------   -------    -------    -------
Maximum sales charge (load) imposed on
  purchases (as a percentage of offering price)   5.75(1)   None       None       None

Maximum deferred sales charge (load) (as a
  percentage of the lower of original purchase
  price or redemption proceeds)                   None(2)   5.00%(3)   1.00%(4)   4.00%

Neither the Balanced Fund nor the Target Funds have any redemption fees, exchange fees or sales charges on reinvested dividends.

----------
(1) Reduced for purchases of $50,000 and over. See "Class A Shares: Initial Sales Charge Alternative" in Appendix B.

(2) A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Class A Shares:
     Initial Sales Charge Alternative" in Appendix B.

(3)  The fee has scheduled reductions after the first year. See "Class B Shares:
     Deferred Sales Charge Alternative" in Appendix B and "Deferred Sales Charges" in the Pilgrim Prospectus.

(4)  Imposed upon redemptions within 1 year from purchase.

SPECIAL RULES FOR SHARES OF THE INCOME & GROWTH FUND AND THE BALANCE SHEET OPPORTUNITIES FUND PURCHASED PRIOR TO NOVEMBER 1, 1999

     Prior to November 1, 1999, the contingent deferred sales charge on purchases of Class A shares of Target Funds in excess of $1 million was different than the contingent deferred sales charge on similar purchases of the Balanced Fund. Shareholders of the Target Funds that purchased Class A shares subject to a contingent deferred sales charge prior to November 1, 1999 will continue to be subject to the contingent deferred sales charge in place when those shares were purchased. The contingent deferred sales charge on such purchases before and after November 1, 1999 were as follows:

                                                          Time Period During
                                      CDSC                Which CDSC Applies
                             -----------------------    -----------------------
                             11/01/1999     Before      11/01/1999     Before
                              and after   11/01/1999    and after    11/01/1999
                             ----------   ----------    ----------   ----------
CDSC on Purchases of:
  $1,000,000 to $2,499,999      1.00%        1.00%      24 months     18 Months
  $2,500,000 to $4,999,999      0.50%        0.50%      12 months     18 Months
  $5,000,000 and over           0.25%        0.25%      12 months     18 Months

     In addition, prior to November 1, 1999, the contingent deferred sales charge on purchases of Class B shares of the Target Funds was different than the contingent deferred sales charge on similar purchases of the Balanced Fund. Shareholders of Target Funds that purchased Class B shares subject to a contingent deferred sales charge prior to November 1, 1999 will continue to be subject to the contingent deferred sales charge in place when those shares were purchased. The contingent deferred sales charge on such purchases before and after November 1, 1999 were as follows:

        Years After                              CDSC On Shares
         Purchase                                  Being Sold
         --------                          --------------------------
                                           11/01/1999        Before
                                           and After       11/01/1999
                                           ---------       ----------
     1st Year                                  5%               5%
     2nd Year                                  4%               4%
     3rd year                                  3%               3%
     4th Year                                  3%               2%
     5th Year                                  2%               2%
     6th Year                                  1%              --
     After 6th Year                           --               --

                   ADDITIONAL INFORMATION ABOUT BALANCED FUND

INVESTMENT PERSONNEL

     The  following   individuals  share   responsibility   for  the  day-to-day
management of Balanced Fund:

* G. David Underwood, Vice President and Senior Portfolio Manager for Pilgrim Investments, has served as Senior Portfolio Manager of the equity portion of Balanced Fund's assets since May 24, 1999. Prior to joining Pilgrim Investments in December 1996, Mr. Underwood served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager.

* Kevin G. Mathews, Senior Vice President and Senior Portfolio Manager of Pilgrim Investments, has served as Senior Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999. Mr. Mathews has served as Portfolio Manager of other funds within the Pilgrim group of funds since 1995. Prior to joining Pilgrim Investments, Mr. Mathews was a Vice President and Senior Portfolio Manager with Van Kampen American Capital.

* Robert K. Kinsey, Vice President of Pilgrim Investments, has served as a Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999. Prior to joining Pilgrim Investments, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

PERFORMANCE OF BALANCED FUND

     The bar chart and table shown below provide an indication of the risks of investing in Balanced Fund by showing (on a calendar year basis) changes in Balanced Fund's annual total return from year to year and by showing (on a calendar year basis) how Balanced Fund's average annual returns for one year, five years and since inception compare to those of a composite of two broad-based securities market indices and the Lipper Balanced Fund Average. The information in the bar chart is based on the performance of the Class A shares of Balanced Fund although the bar chart does not reflect the deduction of the sales load on Class A shares. If the bar chart included the sales load, returns would be less than those shown. Prior to May 24, 1999, a firm other than Pilgrim Investments managed the Balanced Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

                         CALENDAR YEAR-BY-YEAR RETURNS*

                              1994           -6.29%
                              1995           23.44%
                              1996           16.39%
                              1997           20.50%
                              1998           23.34%

----------
* During the period shown in the chart, the Fund's best quarterly performance was 14.44% for the quarter ended September 30, 1997, and the Fund's worst quarterly performance was -5.88% for the quarter ended June 30, 1994. For the period January 1, 1999 through September 30, 1999, the total return of the Balanced Fund was 2.58%.

     The table below shows what the average annual total returns of Balanced Fund would equal if you averaged out actual performance over various lengths of time, compared to the Composite Index, which is based on unmanaged indices, and the Lipper Balanced Fund Average. The indices have an inherent performance advantage over the Balanced Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Balanced Fund's performance reflected in the table assumes the deduction of the maximum sales charge in all cases.

AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 1998

                                                          Since          Since
                                                       Inception of    Inception
                                                     Classes A and C  of Class B
                                    1 Year  5 Years     (4/19/93)      (5/31/95)
                                    ------  -------     ---------      ---------
Balanced Fund Class A(1)            16.26%   13.52%       14.25%            --
Balanced Fund Class B(2)            17.80%      --           --          18.75%
Balanced Fund Class C(3)            21.52%   14.14%       14.75%            --
Composite Index(4)                  20.93%   17.34%       15.27%         20.48%
Lipper Balanced Fund Average(5)     15.09%   13.87%       13.55%         16.93%

----------
(1)  Reflects deduction of sales charge of 5.75%.

(2) Reflects deduction of deferred sales charge of 5% and 3% for the 1 year and since inception returns, respectively.

(3)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.

(4) The Composite Index consists of 60% Standard & Poor's 500 Composite Stock Price Index and 40% Lehman Brothers Government/Corporate Bond Index.

(5) The Lipper Balance Fund Average measures the performance of balanced funds (funds that seek current income balanced with capital appreciation.

     The table below shows the performance of Balanced Fund if sales charges are not reflected.

AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 1998

                                                          Since          Since
                                                       Inception of    Inception
                                                     Classes A and C  of Class B
                                    1 Year  5 Years     (4/19/93)      (5/31/95)
                                    ------  -------     ---------      ---------
Balanced Fund Class A               23.35%   14.88%       15.44%            --
Balanced Fund Class B               22.80%      --           --          19.28%
Balanced Fund Class C               22.49%   14.14%       14.75%            --

     Additional information about Balanced Fund is included in Appendix B to this Proxy/Prospectus.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENTS

     The Reorganization Agreements provide for the transfer of all of the assets and liabilities of the Target Funds to the Balanced Fund in exchange for Class A, Class B, Class C and Class T shares in the Balanced Fund. The Target Funds will distribute the shares of the Balanced Fund received in the exchange to the shareholders of the Target Funds and then each of the Target Funds will be liquidated.

     After the Reorganization, each shareholder of each of the Target Funds will own shares in the Balanced Fund having an aggregate value equal to the aggregate value of each respective class of shares in either the Income & Growth Fund or the Balance Sheet Opportunities Fund, as applicable, held by that shareholder as of the close of business on the business day preceding the Closing. Shareholders of Class A, B, C or T shares of the Target Funds will receive shares of the corresponding Class of the Balanced Fund. In the interest of economy and convenience, shares of the Balanced Fund generally will not be represented by physical certificates.

     In the event that the shareholders of only one of the Target Funds were to approve the Reorganization, the Target Fund approving the Reorganization would be reorganized into the Balanced Fund. The Target Fund not approving the Reorganization may continue to operate as a separate entity.

     Until the Closing, shareholders of the Target Funds will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests received by the Balanced Fund for the redemption of its shares received by the shareholder in the Reorganization.

     The obligations of the Funds under the Reorganization Agreements are subject to various conditions, including approval of the shareholders of each of the Target Funds. The Reorganization Agreements also require that all of the Funds take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreements may be terminated by mutual agreement of the parties or on certain other grounds. For a complete description of the terms and conditions of the Reorganization, please refer to the Reorganization Agreements at Appendix A.

REASONS FOR THE REORGANIZATION

     On October 29, 1999, the parent company of Pilgrim Advisors, formerly Northstar Investment Management Corporation, acquired Pilgrim Capital Corporation. Pilgrim Capital Corporation is the parent to Pilgrim Investments - investment manager to a group of funds that are called the Pilgrim Funds. As a result of that transaction, Pilgrim Investments and Pilgrim Advisors are now affiliated subsidiaries of the same holding company. Additionally each Northstar Fund changed its name so that it is now called "Pilgrim." Many of the mutual funds advised by Pilgrim Advisors and Pilgrim Investments share similar investment objectives, strategies and risks. Because the Balanced Fund may invest in substantially the same types of securities as the Target Funds, the three Funds would be duplicative in the same group of funds. Therefore, it was determined that the Funds should be reorganized in order to realize economic efficiencies that would benefit the shareholders of each of the Funds by spreading costs across a larger, combined asset base.

     The proposed Reorganization was presented to the Boards of Trustees of the Target Funds for consideration and approval at a meeting on November 16, 1999. For the reasons discussed below, the Trustees, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Target Funds, determined that the interests of the shareholders of the Target Funds will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Target Funds and their shareholders.

     The Reorganization will allow the Target Funds' shareholders to continue to participate in a professionally-managed portfolio which seeks to achieve its objective with a balance of long-term capital appreciation and current income. As Class A, Class B, Class C and Class T shareholders of the Balanced Fund, these shareholders will continue to be able to exchange into other mutual funds in the larger Pilgrim group of funds that offer the same class of shares in which such shareholder is currently invested. A list of the current Pilgrim group of funds, and their available classes, is attached as Appendix D.

BOARD CONSIDERATION

     The Board of Trustees of the Pilgrim Mayflower Trust, on behalf of the Income & Growth Fund, and the Balance Sheet Opportunities Fund, in recommending the proposed transaction, considered a number of factors, including the following:

     (1) expense ratios and information regarding fees and expenses of the Target Funds and the Balanced Fund, including the expense limitation arrangements offered by Pilgrim Investments;

     (2)  elimination   of   duplication   of  costs,   market   confusion   and
          inefficiencies of having three similar funds;

     (3) shareholders who purchased shares of the Target Funds prior to November 1, 1999 would retain the sales charge structure in place prior to that date;

     (4) estimates that show that combining the Funds would result in lower expense rations because of economies of scale;

     (5) the Reorganization would not dilute the interests of the Target Funds' current shareholders;

     (6) the relative investment performance and risks of the Balanced Fund as compared to the Target Funds;

     (7) the similarity of Balanced Fund's investment objectives, policies and restrictions with those of the Target Funds and the fact that the Funds are duplicative within the overall group of funds;

     (8) the tax-free nature of the Reorganization to the Target Funds and their shareholders.

     The Board of Trustees also considered the future potential benefits to Pilgrim Investments in that its costs to limit the expenses of Balanced Fund are likely to be reduced if the Reorganization is approved.

     THE TRUSTEES OF THE PILGRIM MAYFLOWER TRUST, ON BEHALF OF INCOME & GROWTH FUND, AND THE BALANCE SHEET OPPORTUNITIES FUND EACH RECOMMEND THAT SHAREHOLDERS OF THE TARGET FUNDS APPROVE THE REORGANIZATION WITH THE BALANCED FUND.

TAX CONSIDERATIONS

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment, neither the Target Funds nor their shareholders nor the Balanced Fund is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert Price & Rhoads to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

     Immediately prior to the Reorganization, each Target Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of that Target Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Target Funds' shareholders.

     As of ________ ___, 1999, Balanced Fund had accumulated capital loss carryforwards in the amount of approximately $________. After the Reorganization, these losses will be available to Balanced Fund to offset its capital gains, although the amount of these losses which may offset Balanced Fund's capital gains in any given year may be limited. As a result of this limitation, it is possible that Balanced Fund may not be able to use these losses as rapidly as Income & Growth Fund and Balance Sheet Opportunities Fund might have, and part of these losses may not be useable at all. The ability of Balanced Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforwards currently are available only to shareholders of Income & Growth Fund and Balance Sheet Opportunities Fund, as applicable. After the Reorganization, however, these benefits will inure to the benefit of all shareholders of Balanced Fund.

EXPENSES OF THE REORGANIZATION

     The Funds will bear the expenses relating to the proposed Reorganization including but not limited to the costs of the proxy solicitation, which will be allocated ratably on the basis of their relative net asset values immediately before Closing.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION

     Balanced Fund is a series of Pilgrim Mutual Funds, which is a Delaware business trust. Pilgrim Mutual Funds also offers other series, which are not involved in this Reorganization. Income & Growth Fund is a series of Pilgrim Mayflower Trust, which is a Massachusetts business trust. Balance Sheet Opportunities Fund is also a Massachusetts business trust. Pilgrim Mutual Funds, Pilgrim Mayflower Trust and Balance Sheet Opportunities Fund are each governed by a Board of Trustees. Pilgrim Mayflower Trust has nine Trustees, Balance Sheet Opportunities Fund has twelve Trustees, and Pilgrim Mutual Funds has thirteen Trustees. The nine trustees of the Pilgrim Mayflower Trust also serve on the Boards of Pilgrim Mutual Funds and Balance Sheet Opportunities Fund. The twelve trustees of the Balance Sheet Opportunities Fund also serve on the Board of Pilgrim Mutual Funds.

DISTRIBUTOR

     Pilgrim Securities, Inc. (the "Distributor"), whose address is 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004, is the principal distributor for Balanced Fund and the Target Funds. Formerly, Northstar Distributors, Inc. served as distributor for the Target Funds. However, on November 16, 1999, Northstar Distributors, Inc. merged with the Distributor.

DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund pays dividends from net investment income and net capital gains, if any, on a quarterly basis. For each Fund, dividends and distributions are determined on a class basis. Dividends and distributions of the Balanced Fund are automatically reinvested in additional shares of the respective class of that Fund, unless the shareholder elects to receive distributions in cash.

     If the Reorganization Agreements are approved by the Target Funds' shareholders, then as soon as practicable before the Closing, the Target Funds will pay their shareholders a cash distribution of all undistributed 1999 net investment income and undistributed realized net capital gains.

CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of the Target Funds and Balanced Fund as of June 30, 1999 and on a PRO FORMA basis as of June 30, 1999 giving effect to the Reorganization:

                                                    Net Asset Value    Shares
                                       Net Assets      Per Share     Outstanding
                                       ----------      ---------     -----------
BALANCED FUND
  Class A                              $ 9,618,676      $19.23           500,291
  Class B                              $ 7,157,205      $20.59           347,552
  Class C                              $21,330,586      $18.53         1,150,957
  Class T                                  N/A            N/A             N/A

INCOME & GROWTH FUND
  Class A                              $44,185,207      $12.00         3,683,044
  Class B                              $47,972,153      $11.98         4,004,074
  Class C                              $23,118,836      $11.96         1,933,312
  Class T                                  N/A            N/A             N/A

BALANCE SHEET OPPORTUNITIES FUND
  Class A                              $17,685,927      $13.34         1,325,589
  Class B                              $ 5,178,874      $13.28           389,829
  Class C                              $   653,349      $13.32            49,068
  Class T                              $20,116,115      $13.40         1,501,011

PRO FORMA - BALANCED FUND
INCLUDING TARGET FUNDS
  Class A                              $71,489,810      $19.23         3,717,619
  Class B                              $60,308,232      $20.59         2,929,006
  Class C                              $45,102,771      $18.53         2,434,041
  Class T                              $20,116,115      $18.64         1,079,191

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

     Solicitation of proxies is being made primarily by the mailing of this Notice and Proxy Statement with its enclosures on or about February 8, 2000. Shareholders of the Target Funds whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of Pilgrim Advisors and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communication. The Target Funds have retained Shareholder Communications Corporation, a professional proxy solicitation firm, to assist with any necessary solicitation of proxies.
Shareholders of the Target Funds may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

     A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Income & Growth Fund or Balance Sheet Opportunities Fund, as applicable, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to each Board of Trustees of the Target Funds that may be presented at the Meeting.

VOTING RIGHTS

     Shareholders of Income & Growth Fund and Balance Sheet Opportunities Fund are entitled to one vote for each share held as to any matter on which they are entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shares have noncumulative voting rights and no preemptive or subscription rights.

     Shareholders of the Income & Growth Fund and the Balance Sheet Opportunities Fund at the close of business on January 24, 2000 (the "Record Date") will be entitled to be present and give voting instructions for the Target Funds at the Meeting with respect to their shares owned as of that Record Date. As of the Record Date, _______ shares of the Balance Sheet Opportunities Fund were outstanding and entitled to vote and ______ shares of the Income & Growth Fund were outstanding and entitled to vote.

     Approval of the Reorganization requires the affirmative vote of a majority of the outstanding shares of both the Income & Growth Fund and the Balance Sheet Opportunities Fund. In the event that the shareholders of only one of these Funds approve the Reorganization, that particular Fund whose shareholders approved the Reorganization would be reorganized into Balanced Fund. The Fund not approving the Reorganization may continue to operate as a separate entity.

     The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote present in person or by proxy may adjourn the meeting from time to time until a quorum is present.

     If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Meeting for purposes of calculating the vote on any matter. As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganization. Prior to the Meeting, the Funds expect that broker-dealer firms holding their shares of the Funds in "street name" for their customers will request voting instructions from their customers and beneficial owners.

     To the knowledge of Income & Growth Fund, as of December 1, 1999, no current Trustee of Income & Growth Fund owns 1% or more of the outstanding shares of the Fund and the officers and Trustees of Income & Growth Fund own, as a group, less than 1% of the shares of the Fund.

     To the knowledge of Balance Sheet Opportunities Fund, as of December 1, 1999, no current Trustee of Balance Sheet Opportunities Fund owns 1% or more of the outstanding shares of the Fund and the officers and Trustees of Balance Sheet Opportunities Fund own, as a group, less than 1% of the shares of the Fund.

     Appendix E hereto lists the persons that, as of November 22, 1999, owned beneficially, or of record 5% or more of the outstanding shares of any Class of the Target Funds or Balanced Fund.

OTHER MATTERS TO COME BEFORE THE MEETING

     The Target Funds do not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Meeting , the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

     The Target Funds are not required to hold regular annual meetings and, in order to minimize their costs, do not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by the Target Funds' management. Therefore it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

     Pilgrim Advisors will furnish, without charge, a copy of the most recent Annual Report regarding each of the Target Funds and the most recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed to Pilgrim at 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004 or at (800) 992-0180.

     IN ORDER  THAT THE  PRESENCE  OF A QUORUM AT THE  MEETING  MAY BE  ASSURED,
PROMPT   EXECUTION   AND  RETURN  OF  THE  ENCLOSED   PROXY  IS   REQUESTED.   A
SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                                        James M. Hennessy, Secretary


February 8, 2000
40 North Central Avenue
Phoenix, AZ  85004

                                   APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _____________, 1999, by and between Pilgrim Mutual Funds (the "Acquiring Company"), a Delaware business trust with its principal place of business at 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004, on behalf of Pilgrim Balanced Fund (the "Acquiring Fund"), a separate series of the Acquiring Company, and Pilgrim Mayflower Trust (the "Acquired Company"), a Massachusetts business trust with its principal place of business at 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004, on behalf of Pilgrim Income & Growth Fund (the "Acquired Fund"), a separate series of the Acquired Company.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B and Class C voting shares of beneficial interest (no par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Company and the Acquiring Company are open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Trustees of the Acquiring Company have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction;

     WHEREAS, the Trustees of the Acquired Company, have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Acquiring Company, on behalf of the Acquiring Fund, presently intends to acquire all of the assets and assume all of the liabilities of Pilgrim Balance Sheet Opportunities Fund in a transaction substantially similar to the one set forth in this Agreement;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Company agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date").

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B and Class C Acquiring Fund Shares to be so credited to Class A, Class B and Class C Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B and Class C shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B and Class C Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1 The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Company's Declaration of Trust and then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Company's Board of Trustees.

     2.2 The net asset value of a Class A, Class B and Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the Acquiring Company's Declaration of Trust and then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Company's Board of Trustees.

     2.3 The number of the Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C and Class T shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made by the Acquiring Fund's designated record keeping agent.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be March ___, 2000, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Company or at such other time and/or place as the parties may agree.

     3.2 The Acquiring Company shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Acquired Fund's portfolio securities, cash, and any other assets ("Assets") shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), shall direct the Custodian to deliver as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3 The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B and Class C shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Company and Board of Trustees of the Acquired Company, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 The Acquired Company, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

     (a) The Acquired Fund is duly organized as a series of the Acquired Company, which is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) The Acquired Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended ("1933 Act"), are in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquired Company's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

     (g) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

     (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (j) Since October 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the

Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

     (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Company (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Fund could, under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquired Company, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

     (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2 The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

     (a) The Acquiring Fund is duly organized as a series of the Acquiring Company, which is a business trust duly organized and validly existing under the laws of the State of Delaware with power under the Acquiring Company's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) The Acquiring Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Acquiring Fund, are in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Company's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

     (g) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at June 30, 1999 have been audited by KPMG LLP, independent accountants, and is in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (i) Since June 30, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

     (j) On the Closing Date, all Federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Company on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Class A, Class B and Class C Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Company;

     (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

     (p) That insofar as it relates to Acquiring Company or the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 The Acquired Company will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Class A, Class B and Class C Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Company (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B and Class C Acquiring Fund Shares received at the Closing.

     5.8 The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Acquired Fund's election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Acquiring Fund and the Acquiring Company contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2 The Acquiring Company, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Company and the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request;

     6.3 The Acquiring Company and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Company and the Acquiring Fund on or before the Closing Date; and

     6.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Acquiring Fund's election to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the Acquired Company and the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2 The Acquired Company, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Acquired Fund;

     7.3 The Acquired Company, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

     7.4 The Acquired Company and the Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Company or the Acquired Fund on or before the Closing Date;

     7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

     7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Company's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5 The parties shall have received the opinion of Dechert Price & Rhoads addressed to the Acquiring Company and Acquired Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes, unless, based on the circumstances existing at the time of the Closing, Dechert Price & Rhoads determines that the transaction contemplated by this Agreement does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert Price & Rhoads of representations it shall request of the Acquiring Company and the Acquired Company. Notwithstanding anything herein to the contrary, neither the Acquiring Company nor the Acquired Company may waive the condition set forth in this paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

     9.1 The Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The expenses relating to the proposed Reorganization will be paid by the Acquired Fund and the Acquiring Fund pro rata based upon the relative net assets of the Funds as of the close of business on the record date for determining the shareholders of the Acquired Fund entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Acquiring Company and the Acquired Company agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.  TERMINATION


     This Agreement and the transactions contemplated hereby may be terminated and abandoned by mutual agreement of the parties hereto or by either party by resolution of the party's Board of Trustees, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of such Board, make proceeding with the Agreement inadvisable.

12.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Company and the Acquiring Company; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B and Class C Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Company or to the Acquired Company, 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004, attn: James M. Hennessy, in each case with a copy to Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of either party hereto personally, but shall bind only the trust property of such party, as provided in the Declaration of Trust of each party. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each party as provided in the Declaration of Trust of each party.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

     Attest:                            PILGRIM MUTUAL FUNDS on behalf of its
                                        BALANCED FUND series


                                        By:
     ---------------------------------      ---------------------------------
     SECRETARY

                                        Its:
     ---------------------------------      ---------------------------------



     Attest:                            PILGRIM MAYFLOWER TRUST on behalf of
                                        THE PILGRIM INCOME & GROWTH FUND


                                        By:
     ---------------------------------      ---------------------------------
     SECRETARY

                                        Its:
                                            ---------------------------------

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____ day of _____________, 1999, by and between Pilgrim Mutual Funds (the "Acquiring Company"), a Delaware business trust with its principal place of business at 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004, on behalf of Pilgrim Balanced Fund (the "Acquiring Fund"), a separate series of the Acquiring Company, and Pilgrim Balance Sheet Opportunities Fund (the "Acquired Fund"), a Massachusetts business trust with its principal place of business at 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class T voting shares of beneficial interest (no par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Company are open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Trustees of the Acquiring Company have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction;

     WHEREAS, the Trustees of the Acquired Fund have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     WHEREAS, the Acquiring Company, on behalf of the Acquiring Fund, presently intends to acquire all of the assets and assume all of the liabilities of Pilgrim Income & Growth Fund, a separate series of Pilgrim Mayflower Trust, in a transaction substantially similar to the one set forth in this Agreement; and

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C and Class T Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date").

     1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C and Class T Acquiring Fund Shares to be so credited to Class A, Class B, Class C and Class T Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Class T shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C and Class T Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1 The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Company's Declaration of Trust and then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Company's Board of Trustees.

     2.2 The net asset value of a Class A, Class B, Class C and Class T Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the Acquiring Company's Declaration of Trust and then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Company's Board of Trustees.

     2.3 The number of the Class A, Class B, Class C and Class T Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C and Class T shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made by the Acquiring Fund's designated record keeping agent.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be March ___, 2000, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Company or at such other time and/or place as the parties may agree.

     3.2 The Acquiring Company shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Acquired Fund's portfolio securities, cash, and any other assets ("Assets") shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), shall direct the Custodian to deliver as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3 The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Class T shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Company and Board of Trustees of the Acquired Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 The Acquired Fund represents and warrants to the Acquiring Fund as follows:

     (a) The Acquired Fund is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Acquired Fund's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) The Acquired Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended ("1933 Act"), are in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

     (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

     (g) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

     (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (j) Since December 31, 1998, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

     (k) On the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

     (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Fund could, under certain circumstances, be held personally liable for obligations of the Acquired
Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

     (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2 The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

     (a) The Acquiring Fund is duly organized as a series of the Acquiring Company, which is a business trust duly organized and validly existing under the laws of the State of Delaware with power under the Acquiring Company's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

     (b) The Acquiring Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Acquiring Fund, are in full force and effect;

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

     (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Company's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

     (g) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at June 30, 1999 have been audited by KPMG LLP, independent accountants, and is in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (i) Since June 30, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

     (j) On the Closing Date, all Federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

     (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

     (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Company on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

     (n) The Class A, Class B, Class C and Class T Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Company;

     (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

     (p) That insofar as it relates to the Acquiring Company or the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Class A, Class B, Class C and Class T Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Company (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Class T Acquiring Fund Shares received at the Closing.

     5.8 The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Acquired Fund's election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Acquiring Company and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2 The Acquiring Company, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Company and the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request;

     6.3 The Acquiring Company and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Company and the Acquiring Fund on or before the Closing Date; and

     6.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Acquiring Fund's election to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Acquired Fund;

     7.3 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

     7.4 The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date;

     7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

     7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5 The parties shall have received the opinion of Dechert Price & Rhoads addressed to the Acquiring Company and Acquired Fund substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes, unless, based on the circumstances existing at the time of the Closing, Dechert Price & Rhoads determines that the transaction contemplated by this Agreement does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert Price & Rhoads of representations it shall request of the Acquiring Fund and the Acquired Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Company nor the Acquired Fund may waive the condition set forth in this paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

     9.1 The Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The expenses relating to the proposed Reorganization will be paid by the Acquired Fund and the Acquiring Fund pro rata based upon the relative net assets of the Funds as of the close of business on the record date for determining the shareholders of the Acquired Fund entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Acquiring Company and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.  TERMINATION

     This Agreement and the transactions contemplated hereby may be terminated and abandoned by mutual agreement of the parties hereto or by either party by resolution of the party's Board of Trustees, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of such Board, make proceeding with the Agreement inadvisable.

12.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Company; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A,

Class B, Class C and Class T Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Company or to the Acquired Fund, 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004, attn: James M. Hennessy, in each case with a copy to Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of either party hereto personally, but shall bind only the trust property of such party, as provided in the Declaration of Trust of each party. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each party as provided in the Declaration of Trust of each party.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

     Attest:                            PILGRIM MUTUAL FUNDS on behalf of its
                                        BALANCED FUND series


                                        By:
     ---------------------------------      ---------------------------------
     SECRETARY

                                        Its:
     ---------------------------------      ---------------------------------


     Attest:                            PILGRIM BALANCE SHEET OPPORTUNITIES FUND


                                        By:
     ---------------------------------      ---------------------------------
     SECRETARY

                                        Its:
                                            ---------------------------------

                                   APPENDIX B

             ADDITIONAL INFORMATION REGARDING PILGRIM BALANCED FUND
                                  (THE "FUND")

                                SHAREHOLDER GUIDE

PILGRIM PURCHASE OPTIONS(TM)

     This Proxy Statement/Prospectus relates to four separate classes of the Pilgrim Balanced Fund: Class A, Class B, Class C and Class T, each of which represents an identical interest in the Fund's investment portfolio, but are offered with different sales charges and distribution fee (Rule 12b-1) arrangements. As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of the Fund shares issued to you in the Reorganization will be the same as those that applied to the shares of either the Income & Growth Fund or the Balance Sheet Opportunities Fund held by you immediately prior to the Reorganization, and the period that you held the shares of either the Income & Growth Fund or the Balance Sheet Opportunities Fund will be included in the holding period of the Balanced Fund shares for purposes of calculating contingent deferred sales charges and determining conversion rights. Purchases of the shares of the Balanced Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

     The  Balanced  Fund  also  offers  Class Q  shares,  which  have  different distribution fee arrangements than the Classes discussed in this Proxy Statement/Prospectus. The sales charges and fees for Class A, Class B, Class C and Class T shares are shown and contrasted in the chart below.

                                                 Class A    Class B     Class C     Class T
                                                 -------    -------     -------     -------
Maximum Initial Sales Charge on Purchases       5.75% (1)     None        None       N/A
CDSC                                             None(2)    5.00%(3)    1.00%(4)     N/A
Annual Distribution (12b-1) Fee and Service(5)    0.35%      1.00%       1.00%       0.65%
Maximum Purchase                                Unlimited   $250,000   Unlimited   Unlimited
Automatic Conversion to Class A                    N/A     8 Years(6)     N/A     8 Years(6)

----------
(1)  Imposed upon purchase. Reduced for purchases of $50,000 and over.
(2) For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge. See "Class A Shares: Initial Sales Charge Alternative."
(3) Imposed upon redemption within 6 years from purchase. Shares exchanged from the Target Funds are subject to CDSC until after the fifth year from purchase. Fee has scheduled reductions after the first year. See "Class B
     Shares: Deferred Sales Charge Alternative."
(4)  Imposed upon redemption within 1 year from purchase.
(5)  Annual asset-based distribution charge.
(6) Class B and Class T shares of the Balanced Fund issued to shareholders of the Target Funds in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B or Class T shares of the Target Funds, as applicable.

     The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined.

CLASS A SHARES

     INITIAL SALES CHARGE ALTERNATIVE

     Class A shares of the Fund are sold at the NAV per share in effect plus a sales charge as described in the following table. For waivers or reductions of the Class A shares sales charges, see "Special Purchases without a Sales Charge" and "Reduced Sales Charges."

                          As a % of the   As a % of Net  Dealers' Reallowance as
  Your Investment         Offering Price   Asset Value    a % of Offering Price
  ---------------         --------------   -----------    ---------------------
Less than $50,000              5.75%           6.10%              5.00%
$50,000 - $99,999              4.50%           4.71%              3.75%
$100,000 - $249,999            3.50%           3.63%              2.75%
$250,000 - $499,999            2.50%           2.56%              2.00%
$500,000 - $1,000,000          2.00%           2.04%              1.75%

     There is no initial sales charge on purchases of $1,000,000 or more. However, the Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for investments subject to a CDSC. If shares are redeemed within one or two years of purchase, depending on the amount of the purchase, a CDSC will be imposed on certain redemptions as follows:

                                                                Period During
    Your Investment                                  CDSC     Which CDSC Applies
    ---------------                                  ----     ------------------
$1,000,000 to $2,499,999                             1.00%          2 years
$2,500,000 to $4,999,999                             0.50%          1 year
$5,000,000 and over                                  0.25%          1 year

     However, Class A shares of the Balanced Fund issued in connection with the Reorganization with respect to Class A shares of either of the Target Funds that were purchased prior to November 1, 1999 and were subject to a CDSC at the time of the Reorganization, will be subject to a CDSC of up to 1% from the date of purchase of the original shares of either of the Target Funds.

     REDUCED SALES CHARGES

     An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of the Fund or other open-end funds in the Pilgrim group of funds which offer Class A shares, or shares with front-end sales charges (`Participating Funds') by completing the Letter of Intent section of an Application to purchase Fund shares. Executing the Letter of Intent expresses an intention to invest during the next 13 months a specified amount, which, if made at one time, would qualify for a reduced sales charge. An amount equal to the Letter amount multiplied by the maximum sales charge imposed on purchases of the applicable Fund and class will be restricted within your account to cover additional sales charges that may be due if your actual total investment fails to qualify for the reduced sales charges. See the Statement of Additional Information for the Fund for details on the Letter of Intent option or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

     A sales charge may also be reduced by taking into account the current value of your existing holdings in the Fund or any other open-end funds in the Pilgrim group of funds (excluding Pilgrim Money Market Fund) ("Rights of Accumulation"). The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time. See the Statement of Additional Information for the Fund for details or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Pilgrim group of funds which impose a CDSC may be combined with Class A shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of the Balanced Fund which imposes a CDSC.

     SPECIAL PURCHASES WITHOUT A SALES CHARGE

     Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the
Shareholder Servicing Agent at (800) 992-0180, or see the Statement of Additional Information for the Fund.

CLASS B SHARES

     DEFERRED SALES CHARGE ALTERNATIVE

     Class B shares may be purchased at their NAV per share without a sales charge at the time of purchase. Class B shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described in the table that follows. Class B shares of the Fund are subject to a distribution fee at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution fees of Class A shares. The higher distribution fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. In connection with sales of Class B shares, the Distributor compensates Authorized Dealers at a rate of 4% of purchase payments subject to a CDSC. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. The amount of the CDSC is determined as a percentage of the lesser of the NAV of the Class B shares at the time of purchase or redemption. No charge will be imposed for any net increase in the value of shares purchased during the preceding six years in excess of the purchase price of such shares or for shares acquired either by reinvestment of net investment income dividends or capital gain distributions. The percentage used to calculate the CDSC will depend on the number of years since you invested the dollar amount being redeemed according to the following table:

             Year of Redemption After Purchase                   CDSC
             ---------------------------------                   ----
             First                                                5%
             Second                                               4%
             Third                                                3%
             Fourth                                               3%
             Fifth                                                2%
             Sixth                                                1%
             After Sixth Year                                     0%

     However, Class B shares of the Balanced Fund issued in connection with the Reorganization with respect to Class B shares of the Target Funds that were purchased prior to November 1, 1999 and were subject to a CDSC at the time of the Reorganization will be subject to the CDSC in place when those shares were purchased.

     Class B shares will automatically convert into Class A shares approximately eight years after purchase. Class B shares of the Balanced Fund issued in connection with the Reorganization with respect to Class B shares of the Target Funds that were held prior to November 1, 1999 will convert to Class A shares eight years after the purchase of the original shares of the Target Funds. For additional information on the CDSC and the conversion of Class B, see the Fund's Statement of Additional Information.

CLASS C SHARES

     Class C shares are offered at their net asset value per share without an initial sales charge. Class C shares may be subject to a CDSC of 1% if redeemed within one year of purchase. The Distributor pays a commission of 1% to financial institutions that initiate purchases of Class C shares.

CLASS T SHARES

     Class T shares are only available to shareholders that previously held shares of Class T of the Balance Sheet Opportunities Fund, and may only be obtained by such shareholders by reinvesting dividends distributed to the Class T shareholders or by exchanging Class T shares from another fund within the Pilgrim group of funds.

     Class T shares of the Fund are subject to a distribution fee at an annual rate of 0.65% of the average daily net assets of the Class.

     Class T shares will automatically convert into Class A shares approximately eight years after purchase, except that Class T shares of the Balanced Fund issued in connection with the Reorganization will convert to Class A shares eight years after the purchase of the original shares of the Target Funds. For additional information about Class T shares, see the Pilgrim Prospectus and the Statement of Additional Information for the Pilgrim group of funds.

WAIVERS OF CDSC

     The CDSC on Class A, Class B or Class C shares will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that shares held in the shareholder's account that are not subject to such charge are redeemed first.

     1) The CDSC on Class A, Class B or Class C shares will be waived in the case of redemption following the death or permanent disability of a shareholder if made within one year of death or initial determination of permanent disability. The waiver is available only for those shares held at the time of death or initial determination of permanent disability.

     2) The CDSC also may be waived for Class B shares redeemed pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

     3) The CDSC also will be waived in the case of mandatory distributions from a tax-deferred retirement plan or an IRA.

     If you think you may be eligible for a CDSC waiver, contact the Shareholder Servicing Agent at (800) 992-0180.

REINSTATEMENT PRIVILEGE

     Class B and Class C shareholders who have redeemed their shares in any open-end Pilgrim Fund may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. See the Statement of Additional Information for the Fund for details or contact the Shareholder Servicing Agent at (800) 992-0180 for more information.

RULE 12b-1 PLAN

     The Fund has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to each class of shares of the Fund ("Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Distributor may receive from the Fund an annual fee in connection with the offering, sale and shareholder servicing of the Fund's Class A, Class B, Class C and Class T shares.

DISTRIBUTION AND SERVICING FEES

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of the Fund and in connection with services rendered to shareholders of the Fund, the Fund pays the Distributor servicing fees and distribution fees up to the annual rates set forth below (calculated as a percentage of the Fund's average daily net assets attributable to that class):

                                      Servicing Fee          Distribution Fee
                                      -------------          ----------------
          Class A                         0.25%                   none
          Class B                         0.25%                   0.75%
          Class C                         0.25%                   0.75%
          Class T                         0.25%                   0.50%

     Fees paid under the Rule 12b-1 Plan may be used to cover the expenses of the Distributor from the sale of Class A, Class B, Class C or Class T shares of the Fund, including payments to Authorized Dealers, and for shareholder servicing. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Under the Rule 12b-1 Plan, ongoing payments will be made on a quarterly basis to Authorized Dealers for distribution and shareholder servicing as set forth below.

                                      Servicing Fee          Distribution Fee
                                      -------------          ----------------
          Class A                         0.25%                    0.00%
          Class B                         0.25%                    0.00%
          Class C                         0.25%                    0.75%
          Class T                         0.25%                    0.00%

OTHER EXPENSES

     In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation costs, and the compensation of Directors who are not affiliated with Pilgrim Investments. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

PURCHASING SHARES

     The Fund reserves the right to liquidate sufficient shares to recover annual Transfer Agent fees should the investor fail to maintain his/her account value at a minimum of $1,000.00 ($250.00 for IRA's). The minimum initial investment in the Fund is $1,000 ($250 for IRAs), and the minimum for additional investment in the Fund is $100.

     The Fund and the Distributor reserve the right to reject any purchase order. Please note cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. Pilgrim Investments reserves the right to waive minimum investment amounts.

PRICE OF SHARES

     When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

DETERMINATION OF NET ASSET VALUE

     The NAV of each class of the Fund's shares is determined daily as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. New York City time) on each day that it is opened for business. Each class' NAV represents that class' pro rata share of that Fund's net assets as adjusted for any class specific expenses (such as fees under a Rule 12b-1 plan), and divided by that class' outstanding shares. In general, the value of the Fund's assets is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities. The NAV per share of each class of the Fund will fluctuate in response to changes in market conditions and other factors. Portfolio securities for which market quotations are readily available are stated at market value. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. In other cases, securities are valued at their fair value as determined in good faith by the Board of Directors, although the actual calculations will be made by persons acting under the supervision of the Board. For information on valuing foreign securities, see the Fund's Statement of Additional Information.

PRE-AUTHORIZED INVESTMENT PLAN

     You may establish a pre-authorized investment plan to purchase shares with automatic bank account debiting. For further information on pre-authorized investment plans, contact the Shareholder Servicing Agent at (800) 992-0181.

RETIREMENT PLANS

     The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. Also available are prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. Investors Fiduciary Trust Company ("IFTC") acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. IFTC currently receives a $12 custodian fee annually for the maintenance of such accounts.

EXECUTION OF REQUESTS

     Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "Purchase of Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

     You will receive a confirmation of each new transaction in your account, which also will show you the number of shares of the Fund you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

TELEPHONE ORDERS

     The  Fund  and  its  Transfer  Agent  will  not  be  responsible   for  the
authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions. Telephone redemptions may be executed on all accounts other than retirement accounts.

EXCHANGE PRIVILEGES AND RESTRICTIONS

     An exchange privilege is available. Exchange requests may be made in writing to the Transfer Agent or by calling the Shareholder Servicing Agent at
(800) 992-0180. There is no specific limit on exchange frequency; however, the Fund is intended for long term investment and not as a trading vehicle. Pilgrim Investments reserves the right to prohibit excessive exchanges (more than four per year). Pilgrim Investments reserves the right, upon 60 days' prior notice, to restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged.

     Shares of one class of the Fund may be exchanged for shares of any other open-end Pilgrim Fund without payment of any additional sales charge. In addition, Class T shares of any fund may be exchanged for Class B shares of the Pilgrim Money Market Fund. If you exchange and subsequently redeem your shares, any applicable CDSC will be based on the full period of the share ownership. Shareholders exercising the exchange privilege with any other open-end Pilgrim

Fund should carefully review the Prospectus of that Fund. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

     You will automatically be assigned the telephone exchange privilege unless you mark the box on the Account Application that signifies you do not wish to have this privilege. The exchange privilege is only available in states where shares of the fund being acquired may be legally sold.

SYSTEMATIC EXCHANGE PRIVILEGE

     With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days written notice to shareholders.

SMALL ACCOUNTS

     Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

HOW TO REDEEM SHARES

     Shares of the Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.

SYSTEMATIC WITHDRAWAL PLAN

     You may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount in excess of $100 made to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. For additional information, contact the Shareholder Servicing Agent at
(800) 992-0180, or see the Fund's Statement of Additional Information.

PAYMENTS

     Payment to shareholders for shares redeemed or repurchased ordinarily will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund may delay the mailing of a redemption check until the check used to purchase the shares being redeemed has cleared which may take up to 15 days or more. To reduce such delay, all purchases should be made by bank wire or federal funds. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share. The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash harmful to the Fund, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

                             MANAGEMENT OF THE FUND

INVESTMENT MANAGER

     Pilgrim Investments has overall responsibility for the management of the Fund. The Fund and Pilgrim Investments have entered into an agreement that requires Pilgrim Investments to provide or oversee all investment advisory and portfolio management services for the Fund. The agreement also requires Pilgrim Investments to assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Pilgrim Investments provides the Fund with office space, equipment and personnel necessary to administer the Fund. The agreement with Pilgrim Investments can be canceled by the Board of Directors of the Fund upon 60 days written notice. Organized in December 1994, Pilgrim Investments is registered as an investment adviser with the Securities and Exchange Commission. As of September 30, 1999, Pilgrim Investments managed over $7.7 billion in assets. Pilgrim Investments acquired certain assets of the previous advisers to certain of the Funds in separate transactions that closed on April 7, 1995 and May 24, 1999. Pilgrim Investments bears its expenses of providing the services described above. Investment management fees are computed and accrued daily and paid monthly.

PARENT COMPANY AND DISTRIBUTOR

     Pilgrim Investments and the Distributor, the Fund's principal underwriter, are indirect, wholly owned subsidiaries of ReliaStar Financial Corp. (NYSE: RLR) ("ReliaStar"). Through its subsidiaries, ReliaStar offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products and personal finance education.

     In addition to providing for the expenses discussed above, the Rule 12b-1 Plan also recognizes that Pilgrim Investments may use its investment management fees or other resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Fund's shares. The Distributor will, from time to time, pay to Authorized Dealers in connection with the sale or distribution of shares of the Fund material compensation, which includes, but is not limited to, cash, merchandise, trips and financial assistance in connection with pre-approved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund or other open-end Pilgrim Funds and/or events sponsored by Authorized Dealers. In addition, the Distributor may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by the Distributor. These conditions relate to increasing sales of shares of the Fund over specified periods and to certain other factors. Salespersons and any other person entitled to receive any compensation for selling or servicing Fund shares may receive different compensation with respect to one particular class of shares over another in the Fund.

SHAREHOLDER SERVICING AGENT

     Pilgrim Group, Inc. serves as Shareholder Servicing Agent for the Fund. The Shareholder Servicing Agent is responsible for responding to written and telephonic inquiries from shareholders. The Fund pays the Shareholder Servicing Agent a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

PORTFOLIO TRANSACTIONS

     Pilgrim Investments will place orders to execute securities transactions that are designed to implement the Balanced Fund's investment objectives and policies. Pilgrim Investments will use its reasonable efforts to place all purchase and sale transactions with brokers, dealers and banks ("brokers") that provide "best execution" of these orders. In placing purchase and sale transactions, Pilgrim Investments may consider brokerage and research services provided by a broker to Pilgrim Investments or its affiliates, and the Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if Pilgrim Investments determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker. In addition, Pilgrim Investments may place securities transactions with brokers that provide certain services to the Fund. Pilgrim Investments also may consider a broker's sale of Fund shares if Pilgrim Investments is satisfied that the Fund would receive best execution of the transaction from that broker.

                        DIVIDENDS, DISTRIBUTIONS & TAXES

DIVIDENDS AND DISTRIBUTIONS

     The Balanced Fund has a policy of paying quarterly dividends from its net investment income, and paying capital gains, if any, annually. Dividends and distributions will be determined on a class basis.

     Any dividends and distributions paid by the Fund will be automatically reinvested in additional shares of the respective class of that Fund, unless you elect to receive distributions in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment.

     You may, upon written request or by completing the appropriate section of the Account Application in this Proxy Statement/Prospectus, elect to have all dividends and other distributions paid on a Class A, B, C or T account in the Fund invested into a Pilgrim Fund which offers Class A, B, C or T shares. Both accounts must be of the same class.

FEDERAL TAXES

     Dividends paid out of the Fund's investment company taxable income (including dividends, interest and short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends will be taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares.

     All dividends and capital gains are taxable whether they are reinvested or received in cash, unless you are exempt from taxation or entitled to tax deferral. Dividends declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

     Upon the sale or other disposition of shares of the Fund, a shareholder may realize a gain or loss which will be a capital gain or loss if the shares are held as a capital asset and, if so, may be eligible for reduced federal tax rates, depending on the shareholder's holding period for the shares.

     This is a brief summary of some of the tax laws that affect your investment in the Fund. Please see the Fund's Statement of Additional Information and your tax adviser for further information.

                              YEAR 2000 COMPLIANCE

     [Like other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades, payment of interest and dividends, pricing, and account services. Pilgrim Investments has taken steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps have been taken by the Fund's other major service providers. It is not anticipated that the Fund will directly bear any material costs associated with Pilgrim Investments and the Fund's other service providers efforts to become Year 2000 compliant. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally.]

                              FINANCIAL HIGHLIGHTS

PILGRIM
BALANCED
FUND
--------------------------------------------------------------------------------
For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                           Class A
                                            -----------------------------------------------------------------
                                            Three Months
                                               Ended                        Year Ended March 31,
                                              June 30,    ---------------------------------------------------
                                              1999(b)       1999       1998       1997      1996      1995
                                              -------       ----       ----       ----      ----      ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $   19.03    $  19.53   $  15.54   $ 16.16   $  13.74   $ 13.52
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                            0.10        0.36       0.26      0.32       0.34      0.21
-------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gains
 on investments                                   0.17        2.58       5.70      0.84       2.42      0.22
-------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.27        2.94       5.96      1.16       2.76      0.43
-------------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                            0.07        0.43       0.27      0.32       0.34      0.21
-------------------------------------------------------------------------------------------------------------
 Net realized gains on investments                  --        3.01       1.70      1.46         --        --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   19.23    $  19.03   $  19.53   $ 15.54   $  16.16   $ 13.74
=============================================================================================================
TOTAL RETURN(c):                                  1.42%     17.10%     39.34%      6.74%    20.16%      3.22%
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $   9,619    $  9,519   $  6,675   $ 4,898   $  5,902   $ 4,980
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Net expenses after expense
  reimbursement(d)                                1.49%       1.59%      1.61%     1.60%      1.60%     1.60%
-------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
  reimbursement(d)                                1.75%       1.97%      2.56%     3.00%      3.30%     2.78%
-------------------------------------------------------------------------------------------------------------
Net investment income (loss) after
  expense reimbursement(d)                        2.06%       2.08%      3.58%     1.87%      2.16%     1.44%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  63%        165%       260%      213%       197%      110%
-------------------------------------------------------------------------------------------------------------

(a)  Commencement of offering of shares.
(b) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.
(c) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(d)  Annualized

                     Class B                                                     Class C
---------------------------------------------------  ----------------------------------------------------------------
Three Months                                May 31,  Three Months
  Ended         Year Ended March 31,      1995(a) to    Ended                         Year Ended March 31,
 June 30,    --------------------------    March 31,   June 30,   ---------------------------------------------------
 1999(b)     1999       1998      1997       1996      1999(b)     1999       1998       1997       1996       1995
 -------     ----       ----      ----       ----      -------     ----       ----       ----       ----       ----
 $20.38    $ 20.07    $ 14.88    $14.18    $ 12.50    $ 18.35    $ 19.90    $ 15.59    $ 16.20    $ 13.76    $ 13.54
---------------------------------------------------- ----------------------------------------------------------------
   0.07       0.28       0.15      0.17       0.12       0.06       0.26       0.15       0.21       0.24       0.11
---------------------------------------------------- ----------------------------------------------------------------
   0.18       2.74       5.58      0.70       1.68       0.16       2.52       5.71       0.85       2.44       0.22
---------------------------------------------------- ----------------------------------------------------------------
   0.25       3.02       5.73      0.87       1.80       0.22       2.78       5.86       1.06       2.68       0.33
---------------------------------------------------- ----------------------------------------------------------------
   0.04       0.31       0.15      0.17       0.12       0.04       0.28       0.15       0.21       0.24       0.11
---------------------------------------------------- ----------------------------------------------------------------
     --       2.40       0.39        --         --         --       4.05       1.40       1.46         --         --
---------------------------------------------------- ----------------------------------------------------------------
 $20.59    $ 20.38    $ 20.07    $14.88    $ 14.18    $ l8.53    $ 18.35    $ 19.90    $ 15.59    $ 16.20    $ 13.76
==================================================== ================================================================
   1.24%    16.49%     38.79%      6.10%    14.45%       1.21%     16.34%    38.35%       6.05%    19.58%       2.47%
---------------------------------------------------- ----------------------------------------------------------------
 $7,157    $ 6,048    $ 4,254    $2,133    $   673    $21,331    $21,655    $20,784    $16,990    $16,586    $16,470
---------------------------------------------------- ----------------------------------------------------------------

   2.14%      2.24%      2.26%     2.25%      2.25%      2.14%      2.23%      2.26%      2.25%      2.25%      2.25%
---------------------------------------------------- ----------------------------------------------------------------
   2.40%      2.62%      2.71%     6.44%     13.05%      2.40%      2.61%      2.68%      2.83%      3.01%      2.60%
---------------------------------------------------- ----------------------------------------------------------------
   1.41%      1.43%      2.99%     1.25%      1.38%      1.41%      1.43%      2.93%      1.23%      1.53%      0.83%
---------------------------------------------------- ----------------------------------------------------------------
     63%       165%       260%      213%       197%        63%       165%       260%       213%       197%       110%
---------------------------------------------------- ----------------------------------------------------------------

                                   APPENDIX C

                       SUMMARY DESCRIPTION OF BOND RATINGS

     The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -- in payment default. S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

     The following are excerpts from Moody's description of its bond ratings: Ba -- judged to have speculative elements; their future cannot be considered as well assured. B -- generally lack characteristics of a desirable investment. Caa -- are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca --speculative in a high degree; often in default. C -- lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category.

                                   APPENDIX D

The following is a list of the current funds in the Pilgrim group of funds and the classes of shares that are currently offered by each fund or are expected to be offered at or shortly after the Reorganization:

Fund                                                         Classes Offered
----                                                         ---------------
Pilgrim MagnaCap Fund                                        A, B, C, M and Q
Pilgrim LargeCap Leaders Fund                                A, B, C, M and Q
Pilgrim Research Enhanced Index Fund                         A, B, C, I and Q
Pilgrim Growth Opportunities Fund                            A, B, C, I, Q and T
Pilgrim LargeCap Growth Fund                                 A, B, C and Q
Pilgrim MidCap Value Fund                                    A, B, C, M, and Q
Pilgrim MidCap Opportunities Fund                            A, B, C, I and Q
Pilgrim MidCap Growth Fund                                   A, B, C and Q
Pilgrim Growth + Value Fund                                  A, B, C and Q
Pilgrim SmallCap Opportunities Fund                          A, B, C, I, Q and T
Pilgrim SmallCap Growth Fund                                 A, B, C and Q
Pilgrim Bank and Thrift Fund                                 A and B
Pilgrim Worldwide Growth Fund                                A, B, C and Q
Pilgrim International Value Fund                             A, B, C and Q
Pilgrim International Core Growth Fund                       A, B, C and Q
Pilgrim International SmallCap Growth Fund                   A, B, C and Q
Pilgrim Emerging Markets Value Fund                          A, B and C
Pilgrim Emerging Countries Fund                              A, B, C and Q
Pilgrim Asia-Pacific Equity Fund                             A, B and M
Pilgrim Government Securities Income Fund                    A, B, C, M, Q and T
Pilgrim Government Securities Fund(1)                        A, B, C and T
Pilgrim Strategic Income Fund                                A, B, C and Q
Pilgrim High Yield Fund                                      A, B, C, M and Q
Pilgrim High Yield  Fund II                                  A, B, C, Q and T
Pilgrim High Yield Fund III(2)                               A, B, C and T
Pilgrim High Total Return Fund                               A, B and C
Pilgrim High Total Return Fund II                            A, B and C
Pilgrim Money Market Fund                                    A, B and C
Pilgrim Balanced Fund                                        A, B, C, Q and T
Pilgrim Income & Growth Fund(3)                              A, B and C
Pilgrim Balance Sheet Opportunities Fund(3)                  A, B, C and T
Pilgrim Convertible Fund                                     A, B, C and Q

----------
(1) Subject to shareholder approval, this fund will be reorganized into the Pilgrim Government Securities Income Fund.
(2) Subject to shareholder approval, this fund will be reorganized into the Pilgrim High Yield Fund II.
(3) Subject to shareholder approval, these funds will be reorganized into the Pilgrim Balanced Fund.

                                   APPENDIX E

     As of November 22, 1999, the following persons owned of record 5% or more of the outstanding shares of the specified class of each of Income & Growth
Fund:

                                                 % of Class      % of Fund       % of Fund
                                                   Before          Before          After
Name and Address                        Class  Reorganization  Reorganization  Reorganization
----------------                        -----  --------------  --------------  --------------
Merrill Lynch Pierce Fenner & Smith,      B         29.35%          12.60%
For the Sole Benefit of Its Customers,
Attn: Fund Admin
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

     As of November 22, 1999, the following persons owned of record 5% or more of the outstanding shares of the specified class of Balance Sheet Opportunities
Fund:

                                                 % of Class      % of Fund       % of Fund
                                                   Before          Before          After
Name and Address                        Class  Reorganization  Reorganization  Reorganization
----------------                        -----  --------------  --------------  --------------
Merrill Lynch Pierce Fenner & Smith,      B          6.84%           0.88%
For the Sole Benefit of Its Customers,
Attn: Fund Admin
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

Wexford Clearing Services FBO             C         10.67%           0.14%
Nicholas de Morato IRA
527 Hillside St.
Forest City, PA  18421

Wexford Clearing Services FBO             C          7.13%           0.09%
Frances A Tartaglione IRA
114 Holden Blvd
Staten Island, NY  10314

Wexford Clearing Services FBO             C          15.98%          0.21%
Anthony F Costa IRA
52 Hayrick Ln
Commack, NY 11725

Wexford Clearing Services FBO             C          6.31%           0.08%
Teresa R Costa IRA
52 Hayrick Ln
Commack, NY 11725

Wexford Clearing Services FBO             C         27.13%           0.36%
Colt Collectors Assn Inc.
c/o Richard Burdick
PO Box 4667
Ventura, CA  93007

     As of November 22, 1999, the following persons owned of record 5% or more of the outstanding shares of the specified class of Balanced Fund:

                                                 % of Class      % of Fund       % of Fund
                                                   Before          Before          After
Name and Address                        Class  Reorganization  Reorganization  Reorganization
----------------                        -----  --------------  --------------  --------------
Merrill Lynch Pierce Fenner & Smith,      A         30.92%           8.06%
For the Sole Benefit of Its Customers,
Attn: Fund Admin
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

Merrill Lynch Pierce Fenner & Smith,      B         15.04%           2.84%
For the Sole Benefit of Its Customers,
Attn: Fund Admin
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

Merrill Lynch Pierce Fenner & Smith,      C         62.80%          34.25%
For the Sole Benefit of Its Customers,
Attn: Fund Admin
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

                          PILGRIM INCOME & GROWTH FUND

    PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR MARCH 24, 2000
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoint(s) Robert W. Stallings and James M. Hennessy or any one or more of them, proxies, with full power of substitution, to vote all shares of the Pilgrim Income & Growth Fund (the "Fund") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004, and which is scheduled for March 24, 2000 at 9:00 a.m., local time, and at any adjournment thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Pilgrim Income & Growth Fund by Pilgrim Balanced Fund in exchange for shares of common stock of Pilgrim Balanced Fund and the assumption by Pilgrim Balanced Fund of all of the liabilities of Pilgrim Income & Growth Fund.

For [ ]                            Against [ ]                       Abstain [ ]

This proxy must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.


--------------------------------        --------------
Signature                               Date


--------------------------------        --------------
Signature (if held jointly)             Date

                    PILGRIM BALANCE SHEET OPPORTUNITIES FUND

    PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR MARCH 24, 2000
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoint(s) Robert W. Stallings and James M. Hennessy or any one or more of them, proxies, with full power of substitution, to vote all shares of the Pilgrim Balance Sheet Opportunities Fund (the "Fund") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004, and which is scheduled for March 24, 2000 at 9:00 a.m., local time, and at any adjournment thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Pilgrim Balance Sheet Opportunities Fund by Pilgrim Balanced Fund in exchange for shares of common stock of Pilgrim Balanced Fund and the assumption by Pilgrim Balanced Fund of all of the liabilities of Pilgrim Balance Sheet Opportunities Fund.

For [ ]                            Against [ ]                       Abstain [ ]

This proxy must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.


--------------------------------        --------------
Signature                               Date


--------------------------------        --------------
Signature (if held jointly)             Date

                                     PART B

                              PILGRIM MUTUAL FUNDS

                       Statement of Additional Information
                                January 20, 2000

Acquisition of the Assets                    By and in Exchange for Shares of
  and Liabilities of                         Pilgrim Balanced Fund
Pilgrim Income & Growth Fund and             40 North Central Avenue, Suite 1200
Pilgrim Balance Sheet Opportunities Fund     Phoenix, Arizona 85004
40 North Central Avenue, Suite 1200
Phoenix, Arizona 85004

This Statement of Additional Information is available to the Shareholders of Pilgrim Income & Growth Fund (formerly, Northstar Growth & Income Fund) and Pilgrim Balance Sheet Opportunities Fund (formerly, Northstar Balance Sheet Opportunities Fund) in connection with a proposed transaction whereby all of the assets and liabilities of Pilgrim Income & Growth Fund and Pilgrim Balance Sheet Opportunities Fund will be transferred to Pilgrim Balanced Fund, a series of Pilgrim Mutual Funds, in exchange for shares of Pilgrim Balanced Fund.

This Statement of Additional Information of the Pilgrim Mutual Funds consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for Pilgrim Balanced Fund, Pilgrim Income & Growth Fund and Pilgrim Balance Sheet Opportunities Fund Dated January 4, 2000, as filed on December __, 1999.

2. The Financial Statements of Pilgrim Balanced Fund included in the Annual Report of Pilgrim Mutual Funds dated June 30, 1999, as filed on September 9, 1999.

3. The Financial Statements of Pilgrim Income & Growth Fund included in the Annual Report to Shareholders of the Northstar Funds dated October 31, 1998, as filed on December 31, 1998.

4. The Financial Statements of Pilgrim Income & Growth Fund included in the Semi-Annual Report to Shareholders of the Northstar Funds dated April 30, 1999, as filed on July 2, 1999.

5. The Financial Statements of Pilgrim Balance Sheet Opportunities Fund included in the Annual Report to Shareholders of the Northstar Funds dated December 31, 1998, as filed on March 1, 1999.

6. The Financial Statements of Pilgrim Balance Sheet Opportunities Fund included in the Semi-Annual Report to Shareholders of the Northstar Funds dated June 30, 1999, as filed on August 31, 1999.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated January 20, 2000 relating to the reorganization of the Pilgrim Income & Growth Fund and the Pilgrim Balance Sheet Opportunities Fund may be obtained, without charge, by writing to Pilgrim at 40 North Central Avenue, Suite 1200, Phoenix, Az 85004 or calling (800) 992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 1999 (UNAUDITED)

                                                                 INCOME &   BALANCED SHEET
                                                   BALANCED       GROWTH    OPPORTUNITIES  PRO FORMA      PRO FORMA
                                                     FUND          FUND         FUND       ADJUSTMENTS    COMBINED
                                                 --------------------------------------------------------------------
ASSETS:
Investments in securities at market value *      $35,015,316   $110,738,555  $41,353,006                 $187,106,877
Short-term investments at amortized cost           3,938,000      4,356,000    2,122,000                   10,416,000
Cash                                                 116,334            848          947                      118,129
Receivables:
 Fund shares sold                                     71,661          5,130        2,873                       79,664
 Dividends and interest                              220,872        664,287      302,857                    1,188,016
 Due from affiliate                                   76,465         14,094            0                       90,559
 Investment securities sold                        2,671,478              0            0                    2,671,478
Prepaid expenses                                       2,238          2,174       19,698                       24,110
                                                 --------------------------------------------------------------------
      Total Assets                                42,112,364    115,781,088   43,801,381                  201,694,833
                                                 --------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased        3,695,309             --           --                    3,695,309
Payable for fund shares redeemed                      33,771        270,802       75,900                      380,473
Payable to affiliate                                      --        149,038       56,160                      205,198
Other accrued expenses and liabilities                30,686         85,053       35,056                      150,795
Income distribution payable                           56,354             --           --                       56,354
                                                 --------------------------------------------------------------------
      Total Liabilities                            3,816,120        504,892      167,116                    4,488,128
                                                 --------------------------------------------------------------------
NET ASSETS                                       $38,296,244   $115,276,196  $43,634,265                 $197,206,705
                                                 ====================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                                $29,576,001    $81,832,785  $32,902,246                 $144,311,032
  Undistributed (overdistributed) net
   investment income                                 (16,013)         7,615       15,158                        6,760
  Accumulated net realized gain (loss) on
   investments and foreign currency transactions                                                            2,460,901
  Net unrealized appreciation (depreciation) of:
   Investments and other assets                    6,602,814     18,407,330    2,460,901                   25,010,144
   liabilities and forward contracts
    denominated in foreign currencies              2,133,442     15,028,467    8,255,960                   25,417,869
                                                 --------------------------------------------------------------------
  Net Assets                                     $38,296,244   $115,276,196  $43,634,265                 $197,206,705
                                                 ====================================================================
  * Cost of securities                            32,880,976     95,710,088   33,097,046                 $161,688,110
CLASS A:
 Net Assets                                       $9,618,676    $44,185,207  $17,685,927                  $71,489,810
 Shares authorized                                 unlimited      unlimited    unlimited                    unlimited
 Shares outstanding                                  500,291      3,683,044    1,325,589  (1,791,305)(A)    3,717,619
 Net asset value and redemption price per share       $19.23         $12.00       $13.34                       $19.23
 Maximum offering price per share                     $20.40         $12.60       $14.01                       $20.40
CLASS B:
 Net Assets                                       $7,157,205    $47,972,153   $5,178,874                  $60,308,232
 Shares authorized                                 unlimited      unlimited    unlimited                    unlimited
 Shares outstanding                                  347,552      4,004,074      389,829  (1,812,449)(A)    2,929,006
 Net asset value and redemption price per share       $20.59         $11.98       $13.28                       $20.59
 Maximum offering price per share                     $20.59         $11.98       $13.28                       $20.59
CLASS C:
 Net Assets                                      $21,330,586    $23,118,836     $653,349                  $45,102,771
 Shares authorized                                 unlimited      unlimited    unlimited                    unlimited
 Shares outstanding                                1,150,957      1,933,312       49,068    (699,297)(A)    2,434,041
 Net asset value and redemption price per share       $18.53         $11.96       $13.32                       $18.53
 Maximum offering price per share                     $18.53         $11.96       $13.32                       $18.53

CLASS Q:
 Net Assets                                         $189,777             --           --                     $189,777
 Shares authorized                                 unlimited             --           --                    unlimited
 Shares outstanding                                    9,967             --           --                        9,967
 Net asset value and redemption price per share       $19.04             --           --                       $19.04
 Maximum offering price per share                     $19.04             --           --                       $19.04

CLASS T:
 Net Assets                                               --             --  $20,116,115                  $20,116,115
 Shares authorized                                        --             --    unlimited                    unlimited
 Shares outstanding                                       --             --    1,501,011    (421,820)(A)    1,079,191
 Net asset value and redemption price per share           --             --       $13.40                       $18.64
 Maximum offering price per share                         --             --       $13.40                       $18.64

(A) Reflects new share issued of the Balanced Fund, net of retired Shares of the Balance Sheet Opportunities Fund and Income and Growth Fund.

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

                                            BALANCE SHEET
                                            OPPORTUNITIES   BALANCED      INCOME &                   PRO FORMA
                                                FUND          FUND       GROWTH FUND                  COMBINED
                                             YEAR ENDED    YEAR ENDED    YEAR ENDED                  YEAR ENDED
                                              JUNE 30,       JUNE 30,     JUNE 30,     PROFORMA       JUNE 30,
                                                1999          1999          1999      ADJUSTMENTS       1999
                                             ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends, net of foreign taxes             $  386,121   $  372,707   $  1,503,931                  $2,262,759
 Interest                                     2,144,761      931,297      3,094,938                   6,170,996
 Securities lending                                  --       16,078             --                      16,078
                                             ------------------------------------------------------------------
      Total investment income                 2,530,882    1,320,082      4,598,869                   8,449,833
                                             ------------------------------------------------------------------
EXPENSES:
 Investment management fees                     313,689      272,574      1,052,730    144,644  (A)   1,783,637
 Administrative service fees                     62,339           --        140,364   (202,703) (A)          --
 Distribution expenses                          293,293      220,609      1,076,811     79,455  (A)   1,670,169
 Transfer agent and registrar fees               57,585       53,559        186,390                     297,534
 Custodian fees                                  27,749       24,651         54,649                     107,049
 Registration and filing fees                    36,007       38,834         32,202    (36,007) (B)      71,036
 Audit fees                                      19,397       13,690         28,937    (19,397) (B)      42,627
 Trustees' fees and expenses                      8,470          838          9,948       (838) (B)      18,418
 Other expenses                                 103,004      199,643        137,921                     440,568
                                             ------------------------------------------------------------------
      Total expenses                            921,533      824,398      2,719,952    (34,846)       4,431,038
                                             ------------------------------------------------------------------
 Less:
  Waived and reimbursed fees                         --      144,644             --    201,664  (C)     346,308
  Earnings credits                                   --          327             --                         327
                                             ------------------------------------------------------------------
  Net expenses                                  921,533      679,427      2,719,952   (236,510)       4,084,403
                                             ------------------------------------------------------------------
  Net investment income                       1,609,349      640,655      1,878,917    236,510        4,365,430
                                             ------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain from:
  Investments                                 3,503,236    7,394,897      8,436,156                  19,334,289
  Foreign currency transactions                      --      (54,623)            --                     (54,623)
 Net change in unrealized appreciation
 (depreciation) of:
  Investments                                (3,128,042)   1,726,267    (20,526,781)                (21,928,556)
  Translation of other assets, liabilities
   and forward contracts denominated in
   foreign currencies                                --       66,687             --                      66,687
                                             ------------------------------------------------------------------
 Net gain (loss) from investments and
  foreign currencies                            375,194    9,133,228    (12,090,625)                 (2,582,203)
                                             ------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS               $1,984,543   $9,773,883   ($10,211,708)  $236,510       $1,783,228
                                             ==================================================================

(A) Reflects adjustment in expenses due to effects of proposed contract rate.
(B) Reflects adjustment in expenses due to elimination of duplicative services.
(C) Reflects change in the amount to be waived or reimbursed by Pilgrim Investments, Inc. to keep the Fund at its proposed expense limit.

                 See Accompanying Notes to Financial Statements

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

     On November 16, 1999, the Boards of Pilgrim Balanced Fund ("Balanced Fund"), Pilgrim Income & Growth Fund (formerly Northstar Income & Growth Fund) ("Income & Growth Fund"), and Pilgrim Balance Sheet Opportunities Fund (formerly Northstar Balanced Sheet Opportunities Fund) ("Balance Sheet Opportunities Fund") approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of Balance Sheet Opportunities Fund and Income & Growth Fund, Balanced Fund will acquire all the assets of the Income & Growth Fund and Balance Sheet Opportunities Fund subject to the liabilities of such Fund, in exchange for a number of shares equal to the pro rata net assets of shares of the Balanced Fund (the "Merger").

     The Merger will be accounted for as a tax free merger of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 1999. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of Balanced Fund, Income & Growth Fund and Balance Sheet Opportunities Fund at June 30, 1999. The unaudited pro forma statement of operations reflects the results of operations of the Balanced Fund, Income & Growth Fund and Balance Sheet Opportunities Fund for the year ended June 30, 1999. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for Balanced Fund, Income & Growth Fund and Balance Sheet Opportunities Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Balanced Fund for pre-combination periods will not be restated.

     The pro forma portfolio of investments, and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

     Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange of NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. Dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's Custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Trustees. Investments in securities maturing in less than 60 days are valued at cost, which, when combined with accrued interest, approximates market value.

NOTE 3--FOREIGN CURRENCY TRANSACTIONS:

     The books and records of the funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

     (1)  Market   value   of   investment   securities,    other   assets   and
          liabilities--at the exchange rates prevailing at the end of the day.

     (2) Purchases and sales of investment securities, income and expenses - at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from the investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of the comparable U.S. Government.

NOTE 4 - CAPITAL SHARES:

     The pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Income & Growth Fund and Balance Sheet Opportunities Fund by Balanced Fund as of June 30, 1999. The number of additional shares issued was calculated by dividing the net asset value of each Class of Income & Growth Fund and Balance Sheet Opportunities Fund by the respective Class net asset value per share of Balanced Fund.

NOTE 5 - PRO FORMA OPERATING EXPENSES:

     The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on June 30, 1999. Income & Growth Fund and Balance Sheet Opportunities Fund expenses were adjusted assuming Balanced Fund's fee structure was in effect for the year ended June 30, 1999.

NOTE 6 - MERGER COSTS:

     Merger costs are estimated at approximately $90,898 and are not included in the pro forma statement of operations since these costs are not reoccurring. These costs represent the estimated expense of both Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.


NOTE 7 - FEDERAL INCOME TAXES:

     It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

     The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

     The Income & Growth Fund, Balance Sheet Opportunities and Balanced Fund will distribute substantially all its investment income and any realized gains prior to the merger date.

Pro Forma - Balanced Fund/Income & Growth Fund/Balance Sheet Opportunities Fund

PORTFOLIO OF INVESTMENTS
As of June 30, 1999

                  SHARES                                                                            MARKET VALUE
 ------------------------------------------                                         --------------------------------------------
            INCOME   BALANCE SHEET PRO FORMA                                                     INCOME   BALANCE SHEET PRO FORMA
 BALANCED  & GROWTH  OPPORTUNITIES COMBINED     SECURITY          RATE    MATURITY   BALANCED   & GROWTH  OPPORTUNITIES COMBINED
 --------   ------   ------------- ---------    --------          ----    --------   --------    ------   ------------  --------
                                            COMMON STOCKS: 64.42%

                                            AEROSPACE/DEFENSE: 0.2%
                         20,000     20,000  BE Aerospace Inc.                                              $373,750    $373,750
                                                                                 ----------------------------------------------
                                                                                                            373,750     373,750
                                                                                 ----------------------------------------------
                                            AUTOMOTIVE: 1.8%
    2,900                            2,900  Daimlerchrysler W/I                     257,738                             257,738
              31,600                31,600  Dana Corp.                                         1,455,575              1,455,575
    4,900     21,900                26,800  Ford Motor Co.                          276,544    1,235,981              1,512,525
                 500                   500  General Motors                                        33,000                 33,000
              10,624                10,624  Delphi Automotive Systems Corp.                      197,203                197,203
                                                                                 ----------------------------------------------
                                                                                    534,281    2,921,759              3,456,040
                                                                                 ----------------------------------------------
                                            BASIC MATERIAL: 1.5%
              24,300                24,300  E.I. Du Pont de Nemours & Co.                      1,659,994              1,659,994
              27,300                27,300  Int'l Paper Co.                                    1,378,650              1,378,650
                                                                                 ----------------------------------------------
                                                                                               3,038,644              3,038,644
                                                                                 ----------------------------------------------
                                            BANKS: 0.8%
    3,100     15,800                18,900  Chase Manhattan Corp New                268,538    1,368,675              1,637,213
                                                                                 ----------------------------------------------
                                                                                    268,538    1,368,675              1,637,213
                                                                                 ----------------------------------------------
                                            BEVERAGES: 0.4%
    3,500                            3,500  Anheuser Busch Company                  248,281                             248,281
    4,200                            4,200  Coca-Cola                               262,500                             262,500
    7,400                            7,400  Pepsico, Inc.                           286,288                             286,288
                                                                                 ----------------------------------------------
                                                                                    797,069                             797,069
                                                                                 ----------------------------------------------
                                            BROADCASTING: 2.3%
    7,800     34,400     41,632     83,832  Comcast Corp.                           299,813    1,322,250  1,600,230   3,222,293
                         30,000     30,000  Viacom, Inc.                                                  1,320,000   1,320,000
                                                                                 ----------------------------------------------
                                                                                    299,813    1,322,250  2,920,230   4,542,293
                                                                                 ----------------------------------------------
                                            CAPITAL GOODS: 4.6%
              15,400                15,400  Allied Signal                                        970,200                970,200
                         20,000     20,000  Bell & Howell Co.                                               756,250     756,250
              25,900                25,900  Briggs & Stratton Corp.                            1,495,725              1,495,725
              27,300                27,300  Danaher Corp.                                      1,586,812              1,586,812
              26,700                26,700  Ingersoll-Rand Co.                                 1,725,487              1,725,487
              15,800                15,800  PACCAR, Inc.                                         843,325                843,325
              43,000                43,000  Pall Corp.                                           954,063                954,063
                         30,000     30,000  Westinghouse Air Brake Co.                                      778,125     778,125
                                                                                 ----------------------------------------------
                                                                                               7,575,612  1,534,375   9,109,987
                                                                                 ----------------------------------------------
                                            CHEMICALS: 1.5%
                            122        122  Bergen Brunswig Corp.                                             2,105       2,105
    4,300                            4,300  Dupont                                  293,744                             293,744
                                                                                 ----------------------------------------------
                                                                                    293,744                   2,105     295,849
                                                                                 ----------------------------------------------
                                            COMMUNICATIONS: 7.2%
    2,400     20,300                22,700  Ameritech Corp New                      176,400    1,492,050              1,668,450

                 See Accompanying Notes to Financial Statements

Pro Forma - Balanced Fund/Income & Growth Fund/Balance Sheet Opportunities Fund

PORTFOLIO OF INVESTMENTS
As of June 30, 1999

                  SHARES                                                                            MARKET VALUE
 -------------------------------------------                                       --------------------------------------------
            INCOME   BALANCE SHEET PRO FORMA                                                 INCOME &  BALANCE SHEET  PRO FORMA
 BALANCED  & GROWTH  OPPORTUNITIES COMBINED         SECURITY      RATE   MATURITY  BALANCED   GROWTH   OPPORTUNITIES  COMBINED
 --------   ------   ------------- ---------        --------      ----   --------  --------   ------   -------------   --------
    5,200   22,688     22,207       50,095  AT&T Corp                              $290,225 $1,266,246  $1,239,428   $2,795,899
                       22,700       22,700  AT&T Corp--Liberty Media Group                                 834,225      834,225
            28,100                  28,100  BellSouth Corp.                                  1,317,187                1,317,187
                       23,146       23,146  Clear Channel Communications                                 1,595,627    1,595,627
            18,500                  18,500  Frontier Corp.                                   1,091,500                1,091,500
            19,900                  19,900  GTE Corp.                                        1,507,425                1,507,425
                        5,373        5,373  Internedia Communications                                      161,190      161,190
    2,800   15,500                  18,300  MCI Worldcom, Inc.                      241,500  1,333,969                1,575,469
    3,100   14,700                  17,800  Nokia Corp ADR                          283,844  1,345,969                1,629,813
                                                                                  ---------------------------------------------
                                                                                    991,969  9,354,346   3,830,470   14,176,785
                                                                                  ---------------------------------------------
                                            COMPUTERS: 0.6%
    4,300                            4,300  Cisco Systems                           277,350                             277,350
   12,400                           12,400  Compaq Computer                         293,725                             293,725
    7,000                            7,000  Dell Computer Corporation               259,000                             259,000
    3,100                            3,100  Hewlett Packard                         311,550                             311,550
                                                                                  ---------------------------------------------
                                                                                  1,141,625                           1,141,625
                                                                                  ---------------------------------------------
                                            COMPUTER SOFTWARE & SERVICE: 0.4%
    2,600                            2,600  America Online, Inc.                    287,300                             287,300
    3,100                            3,100  Microsoft Corp                          279,581                             279,581
    4,000                            4,000  Sun Microsystems                        275,500                             275,500
                                                                                  ---------------------------------------------
                                                                                    842,381                             842,381
                                                                                  ---------------------------------------------
                                            CONSUMER PRODUCTS: 8.4%
                       26,364       26,364  Chancellor Media Corp.                                       1,453,315    1,453,315
            10,600                  10,600  The Clorox Co.                                   1,132,212                1,132,212
    2,800                            2,800  Colgate-Palmolive Company               276,500                             276,500
            42,200                  42,200  ConAgra, Inc.                                    1,123,575                1,123,575
            36,000                  36,000  Cox Communications, Inc.                         1,325,250                1,325,250
                       30,000       30,000  EchoStar Communications Corp.                                4,603,125    4,603,125
            15,900                  15,900  Entercom Communications Corp.                      679,725                  679,725
            16,000                  16,000  General Mills, Inc.                              1,286,000                1,286,000
    6,200                            6,200  Gillette                                254,200                             254,200
            19,755                  19,755  Kimberly-Clark Corp.                             1,126,035                1,126,035
            40,400                  40,400  The Kroger Co.                                   1,128,675                1,128,675
                       60,000       60,000  Packaged Ice                                                   356,250      356,250
    3,000                            3,000  Proctor & Gamble                        267,750                             267,750
            20,300                  20,300  The Seagram Co. Ltd.                             1,022,613                1,022,613
    2,500                            2,500  Sony Corp ADR                           275,938                             275,938
    6,800                            6,800  Unilever PLC-ADR                        253,300                             253,300
                                                                                  ---------------------------------------------
                                                                                  1,327,688  8,824,085   6,412,690   16,564,463
                                                                                  ---------------------------------------------
                                            DEFENSE: 0.1%
    6,900                            6,900  Lockheed Martin Corp.                   257,025                             257,025
                                                                                  ---------------------------------------------
                                                                                    257,025                             257,025
                                                                                  ---------------------------------------------
                                            DIVERSIFIED CONGLOMERATE: 0.1%
    2,200                            2,200  Tyco International Ltd.                 208,450                             208,450
                                                                                  ---------------------------------------------
                                                                                    208,450                             208,450
                                                                                  ---------------------------------------------
                                            DRUGSTORES: 0.1%
    9,100                            9,100  Walgreen Co.                            267,313                             267,313
                                                                                  ---------------------------------------------
                                                                                    267,313                             267,313
                                                                                  ---------------------------------------------

                 See Accompanying Notes to Financial Statements

Pro Forma - Balanced Fund/Income & Growth Fund/Balance Sheet Opportunities Fund

PORTFOLIO OF INVESTMENTS
As of June 30, 1999

                  SHARES                                                                            MARKET VALUE
 ------------------------------------------                                         -------------------------------------------
            INCOME   BALANCE SHEET PRO FORMA                                                 INCOME &  BALANCE SHEET  PRO FORMA
 BALANCED  & GROWTH  OPPORTUNITIES COMBINED         SECURITY     RATE    MATURITY   BALANCED  GROWTH  OPPORTUNITIES   COMBINED
 --------   ------   ------------- ---------        --------     ----    --------   --------  ------   -------------   --------
                                            EDP PERIPHERALS/SERVICES: 2.4%
            27,900                  27,900  Electronic Data Systems Corp.                   $1,578,093               $1,578,093
            24,000                  24,000  EMC Corp.                                        1,320,000                1,320,000
            17,300                  17,300  First Data Corp.                                   846,619                  846,619
            15,400                  15,400  Lexmark International Group, Inc.                1,017,363                1,017,363
                                                                                 ----------------------------------------------
                                                                                             4,762,075                4,762,075
                                                                                 ----------------------------------------------
                                            ELECTRICAL EQUIPMENT: 0.1%
  2,600                              2,600  General Electric                        293,800                             293,800
                                                                                 ----------------------------------------------
                                                                                    293,800                             293,800
                                                                                 ----------------------------------------------
                                            ELECTRONICS--SEMICONDUCTORS: 0.9%
  4,600                              4,600  Intel Corp                              273,700                             273,700
            43,600                  43,600  Taiwan Semiconductor Manufacturing               1,482,400                1,482,400
                                                                                 ----------------------------------------------
                                                                                    273,700  1,482,400                1,756,100
                                                                                 ----------------------------------------------
                                            ENERGY: 6.4%
            31,200                  31,200  Anadarko Petroleum Corp.                         1,148,550                1,148,550
            42,700                  42,700  Apache Corp                                      1,665,300                1,665,300
            56,200                  56,200  Baker Hughes, Inc.                               1,882,700                1,882,700
                       25,000       25,000  Calpine Corp.                                                1,350,000    1,350,000
  4,800                              4,800  Duke Power Co.                          261,000                             261,000
            34,700                  34,700  Halliburton Co.                                  1,570,175                1,570,175
                       30,000       30,000  MidAmerican Energy Holdings Co.                              1,038,750    1,038,750
            15,500                  15,500  Mobil Corp.                                      1,534,500                1,534,500
            62,200                  62,200  Noble Drilling Corp.                             1,224,563                1,224,563
            15,200                  15,200  Texaco, Inc.                                       950,000                  950,000
                                                                                 ----------------------------------------------
                                                                                    261,000  9,975,788   2,388,750   12,625,538
                                                                                 ----------------------------------------------
                                            ENTERTAINMENT: 1.4%
                       30,000       30,000  The News Group, Ltd.                                         1,059,375    1,059,375
  3,800                20,000       23,800  Time Warner, Inc.                       279,300              1,470,000    1,749,300
                                                                                 ----------------------------------------------
                                                                                    279,300              2,529,375    2,808,675
                                                                                 ----------------------------------------------
                                            FINANCIAL: 6.0%
  2,300                              2,300  American Express                        299,288                             299,288
  2,446                              2,446  American Int'l Group                    286,335                             286,335
            13,400                  13,400  Astoria Financial Corp.                            588,762                  588,762
            36,200                  36,200  Bank of New York Co.                             1,328,087                1,328,087
  5,700     33,450                  39,150  Citigroup, Inc.                         270,750  1,588,875                1,859,625
            18,400                  18,400  The Equitable Cos, Inc.                          1,232,800                1,232,800
            10,600                  10,600  Equity Residential Properties Trust                477,663                  477,663
  4,200                              4,200  Fannie Mae                              287,175                             287,175
  4,800                              4,800  Freddie Mac                             278,400                             278,400
             9,000                   9,000  J.P. Morgan & Co.                                1,264,500                1,264,500
            38,000                  38,000  Mellon Bank Corp.                                1,382,250                1,382,250
            13,700                  13,700  Morgan Stanley Dean Witter & Co.                 1,404,250                1,404,250
            12,300                  12,300  Providian Financial Corp.                        1,150,050                1,150,050
                                                                                 ----------------------------------------------
                                                                                  1,421,947 10,417,237               11,839,184
                                                                                 ----------------------------------------------
                                            FOOD STORES: 0.8%
  5,700                25,000       30,700  Safeway, Inc.                           282,150              1,237,500    1,519,650
                                                                                 ----------------------------------------------
                                                                                    282,150              1,237,500    1,519,650
                                                                                   ----------------------------------------------

                 See Accompanying Notes to Financial Statements

Pro Forma - Balanced Fund/Income & Growth Fund/Balance Sheet Opportunities Fund

PORTFOLIO OF INVESTMENTS
As of June 30, 1999

                  SHARES                                                                            MARKET VALUE
 ------------------------------------------                                        --------------------------------------------
            INCOME   BALANCE SHEET PRO FORMA                                                INCOME &  BALANCE SHEET  PRO FORMA
 BALANCED  & GROWTH  OPPORTUNITIES COMBINED         SECURITY     RATE    MATURITY  BALANCED  GROWTH   OPPORTUNITIES  COMBINED
 --------   ------   ------------- ---------        --------     ----    --------  --------  ------   -------------   ---------
                                            FOODS: 0.5%
                         15,000     15,000  Canandaigua Brands, Inc.                                    $  786,562   $  786,562
                         11,150     11,150  International Fast Food Corp.                                    4,906        4,906
   11,900                           11,900  Sara Lee                                269,981                             269,981
                                                                                   --------------------------------------------
                                                                                    269,981                791,468    1,061,449
                                                                                   --------------------------------------------

                                            HEALTH CARE/HOSPITALS: 1.6%
              44,900                44,900  Columbia/HCA Healthcare Corp.                    1,024,281                1,024,281
                         30,000     30,000  HEALTHSOUTH Corp.                                              448,125      448,125
                        111,111    111,111  Intracel Corp.                                               1,694,443    1,694,443
               2,363                 2,363  LifePoint Hospitals, Inc.                           31,753                   31,753
               2,363                 2,363  Triad Hospitals, Inc.                               31,901                   31,901
                                                                                   --------------------------------------------
                                                                                             1,087,935   2,142,568    3,230,503
                                                                                   --------------------------------------------
                                            INSURANCE: 0.1%
    7,900                            7,900  Allstate Corp.                          283,413                             283,413
                                                                                   --------------------------------------------
                                                                                    283,413                             283,413
                                                                                   --------------------------------------------
                                            LEISURE: 0.4%
              43,500                43,500  Mirage Resorts, Inc.                               728,625                  728,625
                         21,000     21,000  Silverleaf Resorts, Inc.                                       135,188      135,188
                                                                                   --------------------------------------------
                                                                                               728,625     135,188      863,813
                                                                                   --------------------------------------------
                                            MARINE: 0.1%
    5,500                            5,500  Carnival Corp Communication             266,750                             266,750
                                                                                   --------------------------------------------
                                                                                    266,750                             266,750
                                                                                   --------------------------------------------
                                            MEDICAL: 0.1%
    3,900                            3,900  Novartis AG-ADR                         284,735                             284,735
                                                                                   --------------------------------------------
                                                                                    284,735                             284,735
                                                                                   --------------------------------------------
                                            METALS & MINERALS: 0.9%
    4,000     24,300                28,300  Alcoa, Inc.                             247,500    891,000                1,138,500
                         30,000     30,000  AK Steel Holding Co.                                           675,000      675,000
                                                                                   --------------------------------------------
                                                                                    247,500    891,000     675,000    1,813,500
                                                                                   --------------------------------------------
                                            NATURAL GAS PIPELINE: 1.0%
    3,700     19,900                23,600  Enron                                   302,475  1,626,825                1,929,300
                                                                                   --------------------------------------------
                                                                                    302,475  1,626,825          --    1,929,300
                                                                                   --------------------------------------------
                                            OIL & GAS: 1.6%
    2,800     15,000                17,800  Chevron Corp.                           266,525  1,427,812                1,694,337
    3,600                            3,600  Exxon Corp.                             277,650                             277,650
                         20,000     20,000  Global Marine, Inc.                                            308,750      308,750
                         30,000     30,000  Parker Drilling Co.                                             99,375       99,375
    5,100                            5,100  Royal Dutch Petroleum Company           307,275                             307,275
                         40,000     40,000  Vintage Petroleum, Inc.                                        430,000      430,000
                                                                                   --------------------------------------------
                                                                                    851,450  1,427,812     838,125    3,117,387
                                                                                   --------------------------------------------
                                            OIL WELL EQUIPMENT & SERVICE: 0.1%
    4,300                            4,300  Schlumberger Ltd.                       273,856                             273,856
                                                                                   --------------------------------------------
                                                                                    273,856                             273,856
                                                                                   --------------------------------------------

                 See Accompanying Notes to Financial Statements

Pro Forma - Balanced Fund/Income & Growth Fund/Balance Sheet Opportunities Fund

PORTFOLIO OF INVESTMENTS
As of June 30, 1999

                  SHARES                                                                            MARKET VALUE
 ------------------------------------------                                        -------------------------------------------
            INCOME   BALANCE SHEET PRO FORMA                                                INCOME &  BALANCE SHEET  PRO FORMA
 BALANCED  & GROWTH  OPPORTUNITIES COMBINED         SECURITY     RATE    MATURITY  BALANCED  GROWTH   OPPORTUNITIES  COMBINED
 --------   ------   ------------- ---------        --------     ----    --------  --------  ------   -------------  --------
                                            PHARMACEUTICALS: 1.6%
    5,800                            5,800  Abbott Laboratories                   $ 263,900                         $ 263,900
    3,700                            3,700  Bristol-Myers Squibb Co.                260,619                           260,619
    2,900     14,900                17,800  Johnson & Johnson                       284,200  1,460,200              1,744,400
    4,100                            4,100  Merck & Co.                             303,400                           303,400
    2,700                            2,700  Pfizer                                  296,325                           296,325
    4,500                            4,500  Warner Lambert Co.                      312,188                           312,188
                                                                                  -------------------------------------------
                                                                                  1,720,631  1,460,200              3,180,831
                                                                                  -------------------------------------------
                                            PUBLISHING: 0.1%
    3,900                            3,900  Gannett Co.                             278,363                           278,363
                                                                                  -------------------------------------------
                                                                                    278,363                           278,363
                                                                                  -------------------------------------------
                                            RESTAURANT: 0.1%
    6,400                            6,400  McDonalds Corp                          264,400                           264,400
                                                                                  -------------------------------------------
                                                                                    264,400                           264,400
                                                                                  -------------------------------------------
                                            RETAIL: 3.6%
    3,700                            3,700  Costco Companies, Inc.                  296,231                           296,231
    4,300                            4,300  Home Depot, Inc.                        277,081                           277,081
              39,100                39,100  Ames Department Stores, Inc.                     1,783,937              1,783,937
              20,300                20,300  Dayton Hudson Corp.                              1,319,500              1,319,500
              23,500                23,500  J.C. Penney, Inc.                                1,141,219              1,141,219
              67,900                67,900  Pep Boys--Manny, Moe & Jack                      1,468,338              1,468,338
    5,600                            5,600  Sears, Roebuck and Company              250,250                           250,250
    5,550                            5,550  The Gap, Inc.                           279,581                           279,581
    6,300                            6,300  Wal-Mart Stores, Inc.                   303,975                           303,975
                                                                                  -------------------------------------------
                                                                                  1,407,118  5,712,994              7,120,112
                                                                                  -------------------------------------------
                                            SEMICONDUCTORS: 0.9%
              18,800                18,800  Altera Corp.                                       692,075                692,075
              23,300                23,300  LSI Logic Corp.                                  1,074,713              1,074,713
                                                                                  -------------------------------------------
                                                                                             1,766,788              1,766,788
                                                                                  -------------------------------------------
                                            SERVICES: 0.6%
                         50,000     50,000  Allied Waste Industries, Inc.                                  987,500    987,500
                          8,750      8,750  Coinstar, Inc.                                                 251,016    251,016
                                                                                  -------------------------------------------
                                                                                                         1,238,516  1,238,516
                                                                                  -------------------------------------------
                                            TECHNOLOGY: 0.1%
    4,000                            4,000  Lucent Technologies                     269,750                           269,750
                                                                                  -------------------------------------------
                                                                                    269,750                           269,750
                                                                                  -------------------------------------------
                                            TELECOMMUNICATIONS EQUIPMENT: 0.8%
              37,500                37,500  General Instrument Corp.                         1,593,750              1,593,750
                                                                                  -------------------------------------------
                                                                                             1,593,750              1,593,750
                                                                                  -------------------------------------------
                                            TOBACCO PRODUCTS: 0.1%
    6,100                            6,100  Philip Morris Companies, Inc.           245,143                           245,143
                                                                                  -------------------------------------------
                                                                                    245,143                           245,143
                                                                                  -------------------------------------------
                                            TRANSPORTATION: 0.1%
    5,100                            5,100  FDX Corporation                         276,675                           276,675
                                                                                  -------------------------------------------
                                                                                    276,675                           276,675
                                                                                  -------------------------------------------

                 See Accompanying Notes to Financial Statements

Pro Forma - Balanced Fund/Income & Growth Fund/Balance Sheet Opportunities Fund

PORTFOLIO OF INVESTMENTS
As of June 30, 1999

                  SHARES                                                                            MARKET VALUE
 ------------------------------------------                                       ---------------------------------------------
          INCOME &  BALANCE SHEET PRO FORMA                                                 INCOME &  BALANCE SHEET  PRO FORMA
 BALANCED  GROWTH   OPPORTUNITIES COMBINED         SECURITY     RATE   MATURITY  BALANCED    GROWTH   OPPORTUNITIES  COMBINED
 --------  ------   ------------- ---------        --------     ----   --------  --------    ------   -------------  --------
                                          UTILITIES: 2.7%
    4,200                          4,200  Bell Atlantic Corp.                    $274,575                           $  274,575
            36,900                36,900  El Paso Energy Corp.                              1,298,419                1,298,419
            22,800                22,800  The Montana Power Co.                             1,607,400                1,607,400
    2,100                          2,100  SBC Communications                      121,800                              121,800
   10,200                         10,200  Southern Co.                            270,300                              270,300
            14,600                14,600  Texas Utilities Co.                                 602,250                  602,250
            28,200                28,200  Williams Cos., Inc.                               1,200,262                1,200,262
                                                                               -----------------------------------------------
                                                                                  666,675   4,708,331                5,375,006
                                                                               -----------------------------------------------
                                                                               17,950,706  82,047,131  27,050,110  127,047,947
                                                                               -----------------------------------------------
                                          PREFERRED STOCKS: 1.20%
                                          BROADCASTING: 0.8%
                       17,047     17,047  Paxson
                                            Communications
                                            Corp.             12.500%                                   1,568,324    1,568,324
                                                                               -----------------------------------------------
                                                                                                        1,568,324    1,568,324
                                                                               -----------------------------------------------
                                          CABLE TELEVISION: 0.2%
                        5,910      5,910  21st Century
                                            Telecom Group,
                                            Inc.              13.750%                                     296,978      296,978
                                                                               -----------------------------------------------
                                                                                                          296,978      296,978
                                                                               -----------------------------------------------
                                          COMMUNICATIONS: 0.0%
      309                            309  IXC Communications                       29,708                               29,708
                                                                               -----------------------------------------------
                                                                                   29,708                               29,708
                                                                               -----------------------------------------------
                                          OIL & GAS: 0.0%
                        5,500      5,500  TCR Holding
                                            Corp, $0.56                                                       308          308
                       14,500     14,500  TCR Holding
                                            Corp, $0.53                                                       769          769
                       30,000     30,000  TCR Holding
                                            Corp, $0.63                                                     1,890        1,890
                       10,000     10,000  TCR Holding
                                            Corp, $0.60                                                       600          600
                       20,000     20,000  TransContinental
                                            Refining
                                            Corp., $.0683                                                  18,660       18,660
                                                                               -----------------------------------------------
                                                                                                           22,227       22,227
                                                                               -----------------------------------------------
                                          TELECOMMUNICATIONS: 0.2%
                        5,000      5,000  Telecomunicacoes
                                            Brasilerias SA                                                450,937      450,937
                                                                               -----------------------------------------------
                                                                                                          450,937      450,937
                                                                               -----------------------------------------------
                                                                                   29,708               2,338,466    2,368,174
                                                                               -----------------------------------------------
                                          CONVERTIBLE PREFERRED
                                          STOCKS: 0.71%
                                          BROADCASTING: 0.7%
                       21,600     21,600  Unisite, Inc.        8.500%                                   1,396,008    1,396,008
                                                                               -----------------------------------------------
                                                                                                        1,396,008    1,396,008
                                                                               -----------------------------------------------
            PRINCIPAL AMOUNTS
            -----------------
                                          INVESTMENT TRUSTS: 1.49%
   65,800                         65,800  Blackrock Strategic
                                            Term Trust                            600,425                              600,425
   60,000                         60,000  Blackrock 2001
                                            Term Trust                            540,000                              540,000
  190,000                        190,000  Pilgrim Prime
                                            Rate Trust                          1,793,125                            1,793,125
                                                                               -----------------------------------------------
                                                                                2,933,550                            2,933,550
                                                                               -----------------------------------------------

                 See Accompanying Notes to Financial Statements

Pro Forma - Balanced Fund/Income & Growth Fund/Balance Sheet Opportunities Fund

PORTFOLIO OF INVESTMENTS
As of June 30, 1999

            PRINCIPAL AMOUNTS                                                                      MARKET VALUE
 ------------------------------------------                                         -------------------------------------------
            INCOME   BALANCE SHEET PRO FORMA                                                 INCOME &  BALANCE SHEET  PRO FORMA
 BALANCED  & GROWTH  OPPORTUNITIES COMBINED         SECURITY     RATE    MATURITY   BALANCED GROWTH    OPPORTUNITIES  COMBINED
 --------   ------   ------------- ---------        --------     ----    --------   --------  ------   -------------   --------
                                            DOMESTIC CORPORATE
                                            BONDS: 19.03%
                                            AEROSPACE: 0.1%
  200,000                          200,000  Rockwell
                                              International
                                              Corp.                5.2    1/15/98  $136,356                            $136,356
                                                                                  ---------------------------------------------
                                                                                    136,356                             136,356
                                                                                  ---------------------------------------------
                                            AIRLINES: 0.1%
  100,000                          100,000  Atlas Air Inc.       9.375   11/15/06    97,750                              97,750
   66,884                           66,884  Continental
                                              Airlines           6.465   10/15/04    64,995                              64,995
   50,000                           50,000  Trans World
                                              Airlines          11.375   10/15/04    25,625                              25,625
                                                                                  ---------------------------------------------
                                                                                    188,370                             188,370
                                                                                  ---------------------------------------------
                                            BROADCASTING: 0.1%
   95,000                           95,000  News America
                                              Holdings           8.875    4/26/23   104,909                             104,909
   75,000                           75,000  Source Media, Inc.      12    11/1/04    59,625                              59,625
                                                                                  ---------------------------------------------
                                                                                    164,534                             164,534
                                                                                  ---------------------------------------------
                                            BUSINESS SERVICES: 0.1%
  150,000                          150,000  Unisys Corp.            12    4/15/03   163,500                             163,500
                                                                                  ---------------------------------------------
                                                                                    163,500                             163,500
                                                                                  ---------------------------------------------
                                            COMMUNICATIONS: 2.3%
  100,000                          100,000  Covad Communications
                                              Group              0.000%   3/15/08    54,375                              54,375
   50,000                           50,000  Global Telesystems
                                              Group              9.875%   2/15/05    49,875                              49,875
  500,000                          500,000  ICG Services         0.000%   2/15/08   315,000                             315,000
  100,000                          100,000  International
                                              Cabletel           0.000%   4/15/05    96,000                              96,000
           3,000,000             3,000,000  MCI Communications,
                                              Inc.               6.500%   4/15/10            2,883,780                2,883,780
  250,000                          250,000  MGC Communications,
                                              Inc.              13.000%   10/1/04   229,375                             229,375
  250,000                          250,000  Motorola, Inc.       5.220%   10/1/97   169,352                             169,352
  500,000                          500,000  Pinnacle Holdings    0.000%   3/15/08   295,000                             295,000
  250,000                          250,000  Winstar
                                            Communications, Inc. 0.000%    3/1/07   287,500                             287,500
  100,000                          100,000  Worldcom, Inc.       6.950%   8/15/28    94,795                              94,795
                                                                                  ---------------------------------------------
                                                                                  1,591,272  2,883,780                4,475,052
                                                                                  ---------------------------------------------
                                            COMPUTER SOFTWARE & SERVICES: 0.4%
                      1,000,000  1,000,000  Electronic Retailing
                                              Systems
                                              International     13.250%    2/1/04                          285,000      285,000
    2,100                            2,100  Int'l Business
                                              Machines                              271,425                             271,425
  500,000                          500,000  Rhythms
                                              Netconnetions      0.000%   5/15/08   267,500                             267,500
                                                                                  ---------------------------------------------
                                                                                    538,925                285,000      823,925
                                                                                  ---------------------------------------------
                                            CONSUMER PRODUCTS: 3.3%
           2,000,000             2,000,000  Delphi Automotive
                                              Systems Corp.      6.125%    5/1/04            1,940,200                1,940,200
           3,600,000             3,600,000  Avon Produts         6.550%    8/1/07            3,498,696                3,498,696
                      1,000,000  1,000,000  Packaged Ice         9.750%    2/1/05                          985,000      985,000
                                                                                  ---------------------------------------------
                                                                                             5,438,896     985,000    6,423,896
                                                                                  ---------------------------------------------
                                            CONSTRUCTION: 0.1%
  100,000                          100,000  McDermott, Inc.      9.375%   3/15/02   104,141                             104,141
                                                                                  ---------------------------------------------
                                                                                    104,141                             104,141
                                                                                  ---------------------------------------------
                                            ELECTRONIC DATA PROCESSING: 1.3%
           2,600,000             2,600,000  International
                                              Business Machines
                                              Corp.              6.450%    8/1/07            2,588,222                2,588,222
                                                                                  ---------------------------------------------
                                                                                             2,588,222                2,588,222
                                                                                  ---------------------------------------------
                                            ENERGY: 2.0%
           4,165,000             4,165,000  Halliburton Co.      5.625%   12/1/08            3,863,371                3,863,371
                                                                                  ---------------------------------------------
                                                                                             3,863,371                3,863,371
                                                                                  ---------------------------------------------

                 See Accompanying Notes to Financial Statements

Pro Forma - Balanced Fund/Income & Growth Fund/Balance Sheet Opportunities Fund

PORTFOLIO OF INVESTMENTS
As of June 30, 1999

            PRINCIPAL AMOUNTS                                                                      MARKET VALUE
 ------------------------------------------                                        -------------------------------------------
            INCOME   BALANCE SHEET PRO FORMA                                                 INCOME & BALANCE SHEET   PRO FORMA
 BALANCED  & GROWTH  OPPORTUNITIES COMBINED         SECURITY     RATE    MATURITY  BALANCED  GROWTH   OPPORTUNITIES   COMBINED
 --------   ------   ------------- ---------        --------     ----    --------  --------  ------   -------------   --------
                                            FINANCIAL: 4.1%
   20,000                           20,000  Amresco, Inc.        9.875%   3/15/05  $16,200                            $  16,200
           2,600,000             2,600,000  First Union Corp.    7.500%   7/15/06            2,679,820                2,679,820
           2,600,000             2,600,000  Fleet Financial
                                              Group, Inc.        7.190%   10/2/12            2,524,080                2,524,080
           2,600,000             2,600,000  General Motors
                                              Acceptance Corp.   6.125%   1/22/08            2,461,498                2,461,498
  160,000                          160,000  Merrill Lynch        6.875%  11/15/18  150,051                              150,051
  150,000                          150,000  Resource America    12.000%    8/1/04  135,000                              135,000
                                                                                  ---------------------------------------------
                                                                                   301,251   7,665,398                7,966,649
                                                                                  ---------------------------------------------
                                            GAMING: 0.6%
                      2,000,000  2,000,000  Alladin Gaming
                                              Holdings Corp.    13.500%    3/1/10                          910,000      910,000
  250,000                          250,000  Majestic Star
                                              Casino, LLC       10.875%    7/1/06  248,125                              248,125
                                                                                  ---------------------------------------------
                                                                                   248,125                 910,000    1,158,125
                                                                                  ---------------------------------------------
                                            INSURANCE: 0.1%
  110,000                          110,000  Allmerica Financial
                                              Corp.              7.625%  10/15/25  108,333                              108,333
   50,000                           50,000  Liberty Financial    7.625%  11/15/28   49,079                               49,079
   75,000                           75,000  Liberty Mutual
                                              Insurance          7.697%  10/15/97   68,841                               68,841
                                                                                  ---------------------------------------------
                                                                                   226,253                              226,253
                                                                                  ---------------------------------------------
                                            INVESTMENT COMPANIES: 0.1%
  207,917                          207,917  Dryden Investor      7.157%   7/23/08  196,577                              196,577
                                                                                  ---------------------------------------------
                                                                                   196,577                              196,577
                                                                                  ---------------------------------------------
                                            LEISURE: 0.0%
   75,000                           75,000  Bally Total
                                              Fitness Holdings   9.875%  10/15/07   72,563                               72,563
                                                                                  ---------------------------------------------
                                                                                    72,563                               72,563
                                                                                  ---------------------------------------------
                                            MACHINERY & EQUIPMENT: 0.0%
   50,000                           50,000  United Rentals       9.500%    6/1/08   50,625                               50,625
                                                                                  ---------------------------------------------
                                                                                    50,625                               50,625
                                                                                  ---------------------------------------------
                                            MEDIA & ENTERTAINMENT: 0.2%
   50,000                           50,000  Ascent
                                              Entertainment      0.000%  12/15/04   35,437                               35,437
  100,000                          100,000  Echostar DBS Corp.   9.375%    2/1/99  102,000                              102,000
  250,000                          250,000  Hollywood
                                              Entertainment     10.625%   8/15/04  246,250                              246,250
                                                                                  ---------------------------------------------
                                                                                   383,687                              383,687
                                                                                  ---------------------------------------------
                                            MEDICAL: 0.3%
  100,000                          100,000  Abbey Healthcare     9.500%   11/1/02  100,000                              100,000
                      1,500,000  1,500,000  Mediq               13.000%    6/1/09                          577,500      577,500
                                                                                  ---------------------------------------------
                                                                                   100,000                 577,500      677,500
                                                                                  ---------------------------------------------
                                            OIL & GAS: 0.6%
  100,000                          100,000  Deeptech
                                              International     12.000%  12/15/00  106,750                              106,750
                      1,000,000  1,000,000  Forman Petroleum
                                              Corp.             13.500%    6/1/04                          505,000      505,000
                        534,583    534,583  TransAmerican
                                              Refining Corp.    15.000%   12/1/03                          531,910      531,910
  110,000                          110,000  Union Oil Co. of
                                              California         7.500%   2/15/29  108,139                              108,139
                                                                                  ---------------------------------------------
                                                                                   214,889               1,036,910    1,251,799
                                                                                  ---------------------------------------------

                 See Accompanying Notes to Financial Statements

Pro Forma - Balanced Fund/Income & Growth Fund/Balance Sheet Opportunities Fund

PORTFOLIO OF INVESTMENTS
As of June 30, 1999

            PRINCIPAL AMOUNTS                                                                      MARKET VALUE
 ------------------------------------------                                        -------------------------------------------
            INCOME   BALANCE SHEET PRO FORMA                                                 INCOME &  BALANCE SHEET  PRO FORMA
 BALANCED  & GROWTH  OPPORTUNITIES COMBINED         SECURITY     RATE    MATURITY   BALANCED  GROWTH   OPPORTUNITIES  COMBINED
 --------   ------   ------------- ---------        --------     ----    --------   --------  ------   -------------   --------
                                            PHARMACEUTICALS: 1.0%
           1,700,000             1,700,000  American Home
                                              Products           7.900%   2/15/05           $1,800,181               $1,800,181
  250,000                          250,000  Global Health       11.000%    5/1/08   192,500                             192,500
                                                                                  ---------------------------------------------
                                                                                    192,500  1,800,181                1,992,681
                                                                                  ---------------------------------------------
                                            PRINTING: 0.1%
  200,000                          200,000  Donnelley & Sons     6.625%   4/15/29   181,379                             181,379
                                                                                  ---------------------------------------------
                                                                                    181,379         --                  181,379
                                                                                  ---------------------------------------------
                                            REAL ESTATE & FINANCIAL
                                            SERVICES: 0.0%
   40,000                           40,000  Equity Office        7.500%   4/19/29    36,733                              36,733
                                                                                  ---------------------------------------------
                                                                                     36,733         --                   36,733
                                                                                  ---------------------------------------------
                                            REGIONAL BANKS: 0.1%
  200,000                          200,000  Amsouth Bank         6.450%    2/1/08   189,748                             189,748
                                                                                  ---------------------------------------------
                                                                                    189,748                             189,748
                                                                                  ---------------------------------------------
                                            RETAIL: 0.1%
  100,000                          100,000  Kmart Corp           6.780%    8/2/99   100,044                             100,044
  160,000                          160,000  Lowes Companies      6.500%   3/15/29   142,688                             142,688
                                                                                  ---------------------------------------------
                                                                                    242,732                             242,732
                                                                                  ---------------------------------------------
                                            SERVICES: 0.3%
                        500,000    500,000  ICF Kaiser
                                              International,
                                              Inc.              13.000%   12/1/03                          490,000      490,000
                                                                                  ---------------------------------------------
                                                                                                           490,000      490,000
                                                                                  ---------------------------------------------
                                            SHIPPING: 0.1%
  100,000                          100,000  Sea Containers      12.500%   12/1/04   107,625                             107,625
                                                                                  ---------------------------------------------
                                                                                    107,625                             107,625
                                                                                  ---------------------------------------------
                                            TECHNOLOGY: 0.0%
   90,000                           90,000  WMX Technologies     7.100%    8/1/26    91,763                              91,763
                                                                                  ---------------------------------------------
                                                                                     91,763                              91,763
                                                                                  ---------------------------------------------
                                            TELECOMMUNICATIONS: 0.1%
                        975,000    975,000  Iridium LLC
                                              Capital Corp.     13.000%   7/15/05                          209,625      209,625
                                                                                  ---------------------------------------------
                                                                                                           209,625      209,625
                                                                                  ---------------------------------------------
                                            TRANSPORTATION: 0.2%
  139,959                          139,959  Federal Express      6.720%   1/15/22   133,130                             133,130
  300,000                          300,000  Railcar Leasing      7.125%   1/15/13   304,281                             304,281
                                                                                  ---------------------------------------------
                                                                                    437,411                             437,411
                                                                                  ---------------------------------------------
                                            UTILITIES: 1.4%
           2,700,000             2,700,000  IES Utilities        6.625%    8/1/99            2,639,736                2,639,736
                                                                                  ---------------------------------------------
                                                                                             2,639,736                2,639,736
                                                                                  ---------------------------------------------
                                                                                  6,160,959 26,879,584   4,494,035   37,534,578
                                                                                  ---------------------------------------------
                                            FOREIGN CORPORATE BONDS: 2.15%
                                            CABLE TELEVISION: 0.8%
                      1,500,000  1,500,000  Star Choice
                                              Communications,
                                              Inc.              13.000%  12/15/05                        1,567,500    1,567,500
                                                                                  ---------------------------------------------
                                                                                                    --   1,567,500    1,567,500
                                                                                  ---------------------------------------------

                 See Accompanying Notes to Financial Statements

Pro Forma - Balanced Fund/Income & Growth Fund/Balance Sheet Opportunities Fund

PORTFOLIO OF INVESTMENTS
As of June 30, 1999

            PRINCIPAL AMOUNTS                                                                      MARKET VALUE
 ------------------------------------------                                       --------------------------------------------
            INCOME   BALANCE SHEET PRO FORMA                                               INCOME &  BALANCE SHEET   PRO FORMA
 BALANCED  & GROWTH  OPPORTUNITIES COMBINED      SECURITY        RATE    MATURITY BALANCED  GROWTH   OPPORTUNITIES   COMBINED
 --------   ------   ------------- ---------     --------        ----    -------- --------  ------   -------------   --------
                                            FINANCIAL: 0.5%
  150,000                          150,000  Abbey National PLC   6.700%   6/29/49  $139,841                           $139,841
  160,000                          160,000  Amvescap PLC         6.375%   5/15/03   157,501                            157,501
  125,000                          125,000  Bank of Scotland     7.000%  11/26/49   119,276                            119,276
  100,000                          100,000  Cerro Negro Finance  7.330%   12/1/09    81,981                             81,981
   50,000                           50,000  Endesa-Chile         8.125%    2/1/97    40,323                             40,323
  125,000                          125,000  Inversiones CMPC     7.375%   6/15/05   117,051                            117,051
  110,000                          110,000  PDVSA Finance, Ltd.  7.500%  11/15/28    80,108                             80,108
   30,000                           30,000  Pemex Finance, Ltd.  6.300%   5/15/10    28,800                             28,800
   55,000                           55,000  Pemex Finance, Ltd.  9.150%  11/15/18    51,700                             51,700
  200,000                          200,000  United Utilities
                                              PLC                6.875%   8/15/28   177,091                            177,091
                                                                                  --------------------------------------------
                                                                                    993,672                            993,672
                                                                                  --------------------------------------------
                                            FOOD/BEVERAGE/TOBACCO: 0.2%
                        500,000    500,000  Fage Dairy
                                              Industries SA      9.000%    2/1/07                           452,500    452,500
                                                                                  --------------------------------------------
                                                                                                            452,500    452,500
                                                                                  --------------------------------------------
                                            OIL & GAS: 0.1%
                        750,000    750,000  Hurricane
                                              Hydrocarbons      11.750%   11/1/04                           116,250    116,250
                                                                                  --------------------------------------------
                                                                                                            116,250    116,250
                                                                                  --------------------------------------------
                                            SHIPPING: 0.4%
                      1,000,000  1,000,000  Equimar
                                              Shipholdings Ltd.  9.875%    7/1/07                           655,000    655,000
                        750,000    750,000  Navigator Gas
                                              Transport         12.000%   6/30/07                           206,250    206,250
                                                                                  --------------------------------------------
                                                                                                            861,250    861,250
                                                                                  --------------------------------------------
                                            UTILITIES: 0.1%
                        450,000    450,000  Panda Global
                                              Energy Co.        12.500%   4/15/04                           249,750    249,750
                                                                                  --------------------------------------------
                                                                                                            249,750    249,750
                                                                                  --------------------------------------------
                                                                                    993,672          --   3,247,250  4,240,922
                                                                                  --------------------------------------------
                                            CONVERTIBLE BONDS: 1.30%
                                            BROADCASTING: 0.8%
                      1,000,000  1,000,000  CBS Radio, Inc.      7.000%   6/30/11                         1,594,500  1,594,500
                                                                                  -------------------------------------------
                                                                                                          1,594,500  1,594,500
                                                                                  -------------------------------------------
                                            FOOD/BEVERAGE/TOBACCO: 0.5%
                      1,500,000  1,500,000  International Fast
                                              Food Corp.        11.000%  10/31/07                           978,750    978,750
                                                                                  --------------------------------------------
                                                                                                            978,750    978,750
                                                                                  --------------------------------------------
                                            TELECOMMUNICATIONS: 0.0%
                      2,000,000  2,000,000  SA
                                            Telecommunications  11.000%  10/31/07                                --         --
                                                                                  --------------------------------------------
                                                                                                                 --         --
                                                                                  --------------------------------------------
                                                                                         --          --   2,573,250  2,573,250
                                                                                  --------------------------------------------
                                            U.S. GOVERNMENT AND AGENCIES: 1.99%
           2,000,000             2,000,000  FHLMC                5.125%  10/15/08             1,811,840              1,811,840
  574,053                          574,053  FHLMC                6.000%    4/1/14   554,495                            554,495
1,172,113                        1,172,113  FHLMC                5.500%    1/1/14 1,110,202                          1,110,202
  240,000                          240,000  FHR                  6.500%  12/15/28   229,274                            229,274
  230,000                          230,000  FHR                  6.000%  12/15/28   227,270                            227,270
                                                                                  --------------------------------------------
                                                                                  2,121,241   1,811,840          --  3,933,081
                                                                                  --------------------------------------------

                 See Accompanying Notes to Financial Statements

Pro Forma - Balanced Fund/Income & Growth Fund/Balance Sheet Opportunities Fund

PORTFOLIO OF INVESTMENTS
As of June 30, 1999

            PRINCIPAL AMOUNTS                                                                      MARKET VALUE
 ------------------------------------------                                       ---------------------------------------------
            INCOME   BALANCE SHEET PRO FORMA                                                INCOME &  BALANCE SHEET   PRO FORMA
 BALANCED  & GROWTH  OPPORTUNITIES COMBINED       SECURITY       RATE   MATURITY  BALANCED   GROWTH   OPPORTUNITIES   COMBINED
 --------   ------   ------------- ---------      --------       ----   --------  --------   ------   -------------   --------
                                            COLLATERIZED MORTGAGE
                                            OBLIGATIONS AND
                                            ASSET-BACKED SECURITIES: 1.15%
  170,000                          170,000  Amres 1997-3 A9      6.960%   3/25/27  $170,572                            $170,572
  170,000                          170,000  ASC 1996-D3 A1C      7.400%  10/13/26   174,060                             174,060
   70,000                           70,000  Comed 1998-1 A7      5.740%  12/25/10    64,583                              64,583
  241,757                          241,757  CRIMI Mae 1998-1 A7  5.697%  10/20/01   230,861                             230,861
  170,000                          170,000  CRIMI Mae 98-1 A1    7.000%    3/2/11   150,238                             150,238
  260,000                          260,000  DLJCM 1998-CF2 A1B   6.240%  11/12/31   248,135                             248,135
  160,000                          160,000  GS Mortgage
                                              Securities         6.562%   4/13/31   155,772                             155,772
  276,098                          276,098  MSC 1997-XL1 A1      6.590%   10/3/30   277,072                             277,072
  150,000                          150,000  MSC 1998-XL2         6.170%   10/3/08   144,544                             144,544
  165,000                          165,000  NASC 1998-D6 A1B     6.590%   3/17/28   160,477                             160,477
  125,000                          125,000  Residential Asset
                                              Securities         6.415%   7/25/29   121,869                             121,869
  240,000                          240,000  SAST 1999-2 AF4      6.445%   8/25/26   235,214                             235,214
  124,731                          124,731  SLCMT 1997-C1        6.875%   7/25/04   125,505                             125,505
                                                                                  ---------------------------------------------
                                                                                  2,258,902           --          --  2,258,902
                                                                                  ---------------------------------------------
                                            U.S. TREASURY OBLIGATIONS: 1.30%
1,000,000                        1,000,000  U.S. Treasury
                                              Bonds              5.500%   8/15/28   915,620                             915,620
  300,000                          300,000  U.S. Treasury
                                              CPI Note           3.625%   1/15/08   291,468                             291,468
  200,000                          200,000  U.S. Treasury        4.750%   2/15/04   192,438                             192,438
1,170,000                        1,170,000  U.S. Treasury Note   5.750%   8/15/03 1,167,052                           1,167,052
                                                                                  ---------------------------------------------
                                              Total U.S.
                                                Government Securities             2,566,578           --          --  2,566,578
                                                                                  ---------------------------------------------
                                            WARRANTS: 0.13%
                                            CABLE TELEVISION: 0.1%
                          5,000      5,000  21st Century Telecom
                                              Group, Inc.                 2/15/10                            101,250    101,250
                         34,740     34,740  Star Choice Communications   12/15/05                             69,501     69,501
                                                                                  ---------------------------------------------
                                                                                                             170,751    170,751
                                                                                  ---------------------------------------------
                                            COMPUTER/ELECTRONICS: 0.0%
                          1,000      1,000  Electronic Retailing
                                              Systems International        2/1/04                              5,000      5,000
                                                                                  ---------------------------------------------
                                                                                                               5,000      5,000
                                                                                  ---------------------------------------------
                                            CONSUMER PRODUCTS: 0.0%                                                          -
                            500        500  Packaged Ice                  4/15/04                             50,000     50,000
                                                                                  ---------------------------------------------
                                                                                                              50,000     50,000
                                                                                  ---------------------------------------------
                                            HEALTHCARE: 0.0%
                          1,500      1,500  Mediq, Inc.                    6/1/09                                 15         15
                                                                                  ---------------------------------------------
                                                                                                                  15         15
                                                                                  ---------------------------------------------
                                            HOTEL & GAMING  0.0%
                         20,000     20,000  Aladdin Gaming
                                              Enterprises, Inc.            3/1/10                                200        200
                                                                                  ---------------------------------------------
                                                                                                                 200        200
                                                                                  ---------------------------------------------
                                            OIL & GAS: 0.0%
                          1,000      1,000  Forman Petroleum Corp.         6/1/04                                  1          1
                                                                                  ---------------------------------------------
                                                                                                                   1          1
                                                                                  ---------------------------------------------
                                            SERVICES: 0.0%
                          3,500      3,500  ICF Kaiser International     12/31/99                                 35         35
                                                                                  ---------------------------------------------
                                                                                                                  35         35
                                                                                  ---------------------------------------------

                 See Accompanying Notes to Financial Statements

Pro Forma - Balanced Fund/Income & Growth Fund/Balance Sheet Opportunities Fund

PORTFOLIO OF INVESTMENTS
As of June 30, 1999

            PRINCIPAL AMOUNTS                                                                      MARKET VALUE
 ------------------------------------------                                        ----------------------------------------------
            INCOME   BALANCE SHEET PRO FORMA                                                  INCOME &  BALANCE SHEET   PRO FORMA
 BALANCED  & GROWTH  OPPORTUNITIES COMBINED       SECURITY       RATE    MATURITY  BALANCED   GROWTH    OPPORTUNITIES   COMBINED
 --------   ------   ------------- ---------      --------       ----    --------  --------    ------   -------------   --------
                                          TELECOMMUNICATIONS: 0.0%
                            500      500  Globalstar
                                            Telecommunications, Ltd.    2/15/04                           $   27,625   $   27,625
                            500      500  Iridium World
                                            Communications, Inc.        7/15/05                                  250          250
                          1,000    1,000  UNIFI Communications, Inc.     5/1/07                                   10           10
                                                                                 ------------------------------------------------
                                                                                                              27,885       27,885
                                                                                 ------------------------------------------------
                                                                                         --           --     253,887      253,887
                                                                                 ------------------------------------------------
                                          REPURCHASE AGREEMENTS: 5.28%
           4,356,000                      Repurchase Agreement                                 4,356,000                4,356,000
                      2,122,000           Agreement with State Street Bank                                 2,122,000    2,122,000
                                          and Trust bearing interest at 4.70%
                                          dated 6/30/99, to be repurchased
                                          07/01/99 in the amount of $2,122,277
                                          and collaterized by $1,840,000 U.S.
                                          Treasury Bonds, 10.75% due 5/15/03,
                                          value $2,165,163 (cost $2,122,000)
3,938,000                                 Agreement with State Street Bank        3,938,000                             3,938,000
                                          and Trust bearing interest at 4.70%
                                          due 7/1/99 (Collaterized by
                                          $3,910,000 U.S. Treasury Notes, 6.375%
                                          due 9/30/01, Market Value $4,020,849)
                                                                                 ------------------------------------------------
                                            Total Short-Term Investments          3,938,000    4,356,000   2,122,000   10,416,000
                                                                                 ------------------------------------------------
                                          TOTAL INVESTMENTS IN
                                            SECURITIES: 100.16%
                                            (Cost $161,688,110)                  38,953,316  115,094,555  43,475,006  197,522,877
                                          OTHER ASSETS AND LIABILITIES,
                                            NET: (0.16%)                           (657,072)     181,641     159,259     (316,172)
                                                                                 ------------------------------------------------
                                              NET ASSETS: 100.00%                38,296,244  115,276,196  43,634,265  197,206,705
                                                                                 ================================================

                 See Accompanying Notes to Financial Statements

Schedule Reflecting PROFORMA Combined Expense Ratios

     Shown below are presentations of Annual Fund Operating Expenses on a PRO FORMA basis. The table PROFORMA I presents annual fund operating expenses assuming that the reorganizations with both the Income & Growth Fund and the Balance Sheet Opportunities Fund are consummated. The table PROFORMA II presents annual fund operating expenses assuming that the reorganization with the Income & Growth Fund is consummated, but not the reorganization with the Balance Sheet Opportunities Fund. The table PROFORMA III presents annual fund operating expenses assuming that the reorganization with the Balance Sheet Opportunities Fund is consummated, but not the reorganization with the Income & Growth Fund. PROFORMA tables II and III are presented in case one of the reorganizations is not consummated, which could occur if the reorganization is cancelled or because shareholders do not approve it. These abbreviated PRO FORMA presentations are presented, and not full PRO FORMA presentations of financial statements, because the latter are not practicable and may be of limited utility.

PROFORMA I: Proposed Reorganization of Income & Growth Fund and Balance Sheet
            Opportunities Fund into Balanced Fund

                                                 DISTRIBUTION
                                                     AND
                                                  SHAREHOLDER
                                                   SERVICING             TOTAL FUND  FEE WAIVER
                                     MANAGEMENT    (12b-1)      OTHER    OPERATING      BY       NET FUND
                                        FEES        FEES(2)    EXPENSES   EXPENSES   ADVISER(3)  EXPENSES
                                        ----        -------    --------   --------   ----------  --------
CLASS A
  Balanced Fund(1)                      0.75%        0.35%      0.51%       1.61%     (0.26)%     1.35%
  Income & Growth Fund                  0.75%        0.30%      0.35%       1.40%        --         --
  Balance Sheet Opportunities Fund      0.65%        0.30%      0.57%       1.52%        --         --
  Pro Forma                             0.75%        0.35%      0.22%       1.32%        --       1.32%
CLASS B
  Balanced Fund                         0.75%        1.00%      0.51%       2.26%     (0.26)%     2.00%
  Income & Growth Fund                  0.75%        1.00%      0.37%       2.12%        --         --
  Balance Sheet Opportunities Fund      0.65%        1.00%      0.59%       2.24%        --         --
  Pro Forma                             0.75%        1.00%      0.22%       1.97%        --       1.97%
CLASS C
  Balanced Fund                         0.75%        1.00%      0.51%       2.26%     (0.26)%     2.00%
  Income & Growth Fund                  0.75%        1.00%      0.34%       2.09%        --         --
  Balance Sheet Opportunities Fund      0.65%        1.00%      0.57%       2.22%        --         --
  Pro Forma                             0.75%        1.00%      0.22%       1.97%        --       1.97%
CLASS T
  Balance Sheet Opportunities Fund
    (only)                              0.65%        0.75%      0.54%       1.94%        --         --
  Pro Forma                             0.75%        0.75%      0.22%       1.72%        --       1.72%

----------
(1) The Balanced Fund's fiscal year ends on June 30 while the Income & Growth Fund's fiscal year ends on October 31 and the Balance Sheet Opportunities Fund's fiscal year ends on December 31. To compare the expenses of the Funds, expenses are shown for each Fund and on a pro forma basis based upon expenses incurred by each Fund for the 12 months ended June 30, 1999, as adjusted for contractual changes.
(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc. (NASD).
(3) Pilgrim Investments has entered into an expense limitation agreement that limits expenses (excluding interest, taxes, brokerage and extraordinary expenses) for Balanced Fund to 1.35%, 2.00%, 2.00% and 1.75% for Class A, Class B, Class C and Class T shares, respectively, subject to possible later recoupment. Pilgrim Investments has agreed that the expense limitations shown in the table will apply to Balanced Fund until at least October 31, 2001.

PROFORMA II : Proposed Reorganization of Income & Growth Fund into Balanced Fund
              (assumes reorganization of Balance Sheet Opportunities Fund does not occur)

                                     DISTRIBUTION
                                         AND
                                      SHAREHOLDER
                                       SERVICING             TOTAL FUND  FEE WAIVER
                         MANAGEMENT    (12B-1)      OTHER    OPERATING      BY       NET FUND
                            FEES        FEES(2)    EXPENSES   EXPENSES   ADVISER(3)  EXPENSES
                            ----        -------    --------   --------   ----------  --------
CLASS A
  Balanced Fund(1)          0.75%        0.35%      0.51%       1.61%     (0.26)%     1.35%
  Income & Growth Fund      0.75%        0.30%      0.35%       1.40%        --         --
  Pro Forma                 0.75%        0.35%      0.27%       1.37%     (0.02)%     1.35%
CLASS B
  Balanced Fund             0.75%        1.00%      0.51%       2.26%     (0.26)%     2.00%
  Income & Growth Fund      0.75%        1.00%      0.37%       2.12%        --         --
  Pro Forma                 0.75%        1.00%      0.27%       2.02%     (0.02)%     2.00%
CLASS C
  Balanced Fund             0.75%        1.00%      0.51%       2.26%     (0.26)%     2.00%
  Income & Growth Fund      0.75%        1.00%      0.34%       2.09%        --         --
  Pro Forma                 0.75%        1.00%      0.27%       2.02%     (0.02)%     2.00%

----------
(1) The Balanced Fund's fiscal year ends on June 30 while the Income & Growth Fund's fiscal year ends on October 31. To compare the expenses of the Funds, expenses are shown for each Fund and on a pro forma basis based upon expenses incurred by each Fund for the 12 months ended June 30, 1999, as adjusted for contractual changes.
(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc. (NASD).
(3) Pilgrim Investments has entered into an expense limitation agreement that limits expenses (excluding interest, taxes, brokerage and extraordinary expenses) for Balanced Fund to 1.35%, 2.00%, 2.00% and 1.75% for Class A, Class B, Class C and Class T shares, respectively, subject to possible later recoupment. Pilgrim Investments has agreed that the expense limitations shown in the table will apply to Balanced Fund until at least October 31, 2001.

PROFORMA III: Proposed Reorganization of Balance Sheet Opportunities Fund into
              Balanced Fund (assumes reorganization of Income & Growth Fund does not occur)

                                                DISTRIBUTION
                                                    AND
                                                 SHAREHOLDER
                                                  SERVICING             TOTAL FUND  FEE WAIVER
                                    MANAGEMENT    (12B-1)      OTHER    OPERATING      BY       NET FUND
                                       FEES        FEES(2)    EXPENSES   EXPENSES   ADVISER(3)  EXPENSES
                                       ----        -------    --------   --------   ----------  --------
CLASS A
  Balanced Fund(1)                     0.75%        0.35%      0.51%       1.61%     (0.26)%     1.35%
  Balance Sheet Opportunities Fund     0.65%        0.30%      0.57%       1.52%        --         --
  Pro Forma                            0.75%        0.35%      0.38%       1.48%     (0.13)%     1.35%
CLASS B
  Balanced Fund                        0.75%        1.00%      0.51%       2.26%     (0.26)%     2.00%
  Balance Sheet Opportunities Fund     0.65%        1.00%      0.59%       2.24%        --         --
  Pro Forma                            0.75%        1.00%      0.38%       2.13%     (0.13)%     2.00%
CLASS C
  Balanced Fund                        0.75%        1.00%      0.51%       2.26%     (0.26)%     2.00%
  Balance Sheet Opportunities Fund     0.65%        1.00%      0.57%       2.22%        --         --
  Pro Forma                            0.75%        1.00%      0.38%       2.13%     (0.13)%     2.00%
CLASS T
  Balance Sheet Opportunities Fund
     (only)                            0.65%        0.75%      0.54%       1.94%        --         --
  Pro Forma                            0.75%        0.75%      0.38%       1.88%     (0.13)%     1.75%

----------
(1)  The  Balanced  Fund's  fiscal year ends on June 30 while the Balance  Sheet
     Opportunities Fund's fiscal year ends on December 31. To compare the expenses of the Funds, expenses are shown for each Fund and on a pro forma basis based upon expenses incurred by each Fund for the 12 months ended June 30, 1999, as adjusted for contractual changes.
(2) As a result of distribution (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc. (NASD).
(3) Pilgrim Investments has entered into an expense limitation agreement that limits expenses (excluding interest, taxes, brokerage and extraordinary expenses) for Balanced Fund to 1.35%, 2.00%, 2.00% and 1.75% for Class A, Class B, Class C and Class T shares, respectively, subject to possible later recoupment. Pilgrim Investments has agreed that the expense limitations shown in the table will apply to Balanced Fund until at least October 31, 2001.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Reference is made to Article V, Sections 5.2 and 5.3 of the Registrant's Amended and Restated Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, a suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)  (A)  Form of Certificate of Trust of Registrant (b)
     (B)  Form of Certificate of Amendment of Certificate of Trust (b)
     (C)  Form of Amended and Restated Declaration of Trust (b)
     (D)  Form of Establishment of Additional Series (b)
     (E)  Form of Establishment of Additional Series (b)
     (F)  Form of Amendment No. 2 to Amended and Restated Declaration of
          Trust (b)
     (G)  Form of Amendment No. 3 to Amended and Restated Declaration of
          Trust (b)
     (H)  Form of Amendment No. 4 to Amended and Restated Declaration of
          Trust (b)
     (I)  Form of Amendment No. 5 to Amended and Restated Declaration of
          Trust (b)
     (J)  Form of Amendment No. 6 to Amended and Restated Declaration of
          Trust (b)
     (K)  Form of Amendment No. 7 to Amended and Restated Declaration of
          Trust (b)
     (L)  Form of Amendment No. 8 to Amended and Restated Declaration of
          Trust (b)
     (M)  Form of Amendment No. 9 to Amended and Restated Declaration of
          Trust (b)
     (N)  Form of Amendment No. 10 to Amended and Restated Declaration of
          Trust (a)
     (O)  Form of Amendment No. 11 to Amended and Restated Declaration of
          Trust (c)

     (P)  Form of Amendment No. 12 to Amended and Restated Declaration of
          Trust (c)
     (Q)  Form of Amendment No. 13 to Amended and Restated Declaration of
          Trust (b)
     (R)  Form of Amendment No. 14 to Amended and Restated Declaration of
          Trust (d)
     (S)  Form of Amendment No. 15 to Amended and Restated Declaration of
          Trust (e)
     (T)  Form of Amendment No. 16 to Amended and Restated Declaration of
          Trust (h)
     (U)  Form of Amendment No. 17 to Amended and Restated Declaration of
          Trust (h)
     (V)  Form of Amendment No. 18 to Amended and Restated Declaration of
          Trust (h)
     (W)  Form of Amendment No. 19 to Amended and Restated Declaration of
          Trust (j)
     (X)  Form of Amendment No. 20 to Amended and Restated Declaration of
          Trust (j)
     (Y)  Form of Amendment No. 21 to Amended and Restated Declaration of
          Trust (k)
     (Z)  Form of Certificate of Amendment to Certificate of Trust (m)
     (AA) Form of Amendment No. 22 to Amended and Restated Declaration of Trust (m)
     (BB) Form of Amendment No. 23 to Amended and Restated Declaration of Trust (n)

(2)  (A)  Form of Amended Bylaws of Registrant (b)
     (B)  Form of Amendment to Section 2.5 of Bylaws of Registrant (b)

(3)  Not Applicable

(4) (A) Form of Agreement and Plan of Reorganization between Pilgrim Mutual Funds, on behalf of Pilgrim Balanced Fund, and Pilgrim Mayflower Trust, on behalf of Pilgrim Income & Growth Fund Form of Agreement and Plan of Reorganization between Pilgrim Mutual Funds, on behalf of Pilgrim
     (B)  Balanced Fund, and Pilgrim Balance Sheet Opportunities Fund

(5)  See Exhibits 1 and 2

(6) Form of Investment Management Agreement between the Trust and Pilgrim Investments, Inc. (p)

(7) Form of Underwriting Agreement between the Trust and Pilgrim Securities, Inc. (p)

(8)  Not Applicable

(9) (A) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998. (k)
     (B) Form of Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (k)
     (C) Form of Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1,
          1998 (k)

     (D) Form of Novation Agreement to Custody Agreement with Brown Brothers Harriman & Co. (n)
     (E)  Form of Appendix C to Custody Agreement with Brown Brothers
          Harriman & Co. (n)
     (F) Form of Novation Agreement to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. (n)
     (G) Form of Appendix C to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. (n)
     (H)  Form of Custodian Agreement with Investors Fiduciary Trust Company (n)
     (I)  Form of Recordkeeping Agreement (n)

(10) (A) Form of Amended and Restated Service and Distribution Plan for Class A (q)
     (B) Form of Amended and Restated Service and Distribution Plan for Class B (m)
     (C) Form of Amended and Restated Service and Distribution Plan for Class C (m)
     (D)  Form of Amended and Restated Service Plan for Class Q (m)
     (E) Form of Amendment to Amended and Restated Service and Distribution Plan for Class B (n)
     (F) Form of Amendment to Amended and Restated Service and Distribution Plan for Class C (n)
     (G)  Form of Service and Distribution Plan for Class T (r)
     (H)  Form of Multiple Class Plan Pursuant to Rule 18f-3 (n)
     (I) Form of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (r)

(11) Form of Opinion and Consent of Counsel

(12) Form of Opinion and Consent of Counsel supporting tax matters and consequences

(13) Form of Shareholder Service Agreement (n)

(14) Consents of Independent Auditors

(15) Not Applicable

(16) Powers of Attorney

(17) Not Applicable

----------
(a) Filed as an exhibit to Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

(b) Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(c) Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.

(d) Filed as an exhibit to Post-Effective Amendment No. 40 to Registrants form N-1A Registration Statement on May 2, 1997 and incorporated herein by reference.

(e) Filed as an exhibit to Post-Effective Amendment No. 43 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

(f) Filed as an exhibit to Post-Effective Amendment No. 45 to Registrant's Form N-1A Registration Statement on July 28, 1997 and incorporated herein by reference.

(g) Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant's Form N-1A Registration Statement on September 2, 1997 and incorporated herein by reference.

(h) Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

(i) Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant's Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

(j) Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.

(k) Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

(l) Filed as an exhibit to Registrant's Form N-14 Registration Statement on December 15, 1997 and incorporated herein by reference.

(m) Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

(n) Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

(o) Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.

(p) Filed as an exhibit to Post-Effective Amendment No. 72 to the Registrant's Form N-1A Registration Statement on September 2, 1999 and incorporated herein by reference.

(q) Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on October 29, 1999 and incorporated herein by reference.

(r) Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Form N-1A Registration Statement on November 5, 1999 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and State of Arizona on the 21st day of December, 1999.

                                        PILGRIM MUTUAL FUNDS

                                        By:
                                            ------------------------------------
                                            John G. Turner*
                                            Chairman

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature                      Title                          Date
      ---------                      -----                          ----

                             Trustee and President             December 21, 1999
--------------------------   (Chief Executive Officer)
Robert W. Stallings *


                             Trustee                           December 21, 1999
--------------------------
Mary A. Baldwin *


                             Trustee                           December 21, 1999
--------------------------
Al Burton *


                             Trustee                           December 21, 1999
--------------------------
Paul S. Doherty *


                             Trustee                           December 21, 1999
--------------------------
Robert B. Goode, Jr. *


                             Trustee                           December 21, 1999
--------------------------
Alan L. Gosule *


                             Trustee                           December 21, 1999
--------------------------
Mark L. Lipson *

                             Trustee                           December 21, 1999
--------------------------
Walter H. May *


                             Trustee                           December 21, 1999
--------------------------
Jock Patton *


                             Trustee                           December 21, 1999
--------------------------
David W.C. Putnam *


                             Trustee                           December 21, 1999
--------------------------
John R. Smith *


                             Trustee                           December 21, 1999
--------------------------
John G. Turner *


                             Trustee                           December 21, 1999
--------------------------
David W. Wallace *


                             Principal Financial               December 21, 1999
--------------------------   Officer
Michael J. Roland *


*    By: /s/ James M. Hennessy
         -----------------------------
         James M. Hennessy
         Attorney-in-Fact**

**   Executed pursuant to powers of attorney filed herewith.

EXHIBIT INDEX

(4) (A) Form of Agreement and Plan of Reorganization between Pilgrim Mutual Funds, on behalf of Pilgrim Balanced Fund, and Pilgrim Mayflower Trust, on behalf of Pilgrim Income & Growth Fund

(4) (B) Form of Agreement and Plan of Reorganization between Pilgrim Mutual Funds, on behalf of Pilgrim Balanced Fund, and Pilgrim Balance Sheet Opportunities Fund

(11) Form of Opinion and Consent of Counsel

(12) Form of Opinion and Consent of Counsel supporting tax matters and consequences

(14) Consents of Independent Auditors

(16) Powers of Attorney